                                             Registration Statement No. 33-35783

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 8

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                              -------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                              -------------------



                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)



                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


-------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Multiple Payment Variable Life Insurance Policies

Approximate date of proposed offering: Continuously on and after May 1, 1998

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


===============================================================================

                                    1 OF 115

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
 1..............................................................................Nationwide Life Insurance Company
                                                                                The Variable Account
 2..............................................................................Nationwide Life Insurance Company
 3..............................................................................Custodian of Assets
 4..............................................................................Distribution of The Policies
 5..............................................................................The Variable Account
 6..............................................................................Not Applicable
 7..............................................................................Not Applicable
 8..............................................................................Not Applicable
 9..............................................................................Legal Proceedings
10..............................................................................Information About The Policies;
                                                                                How The Cash Value Varies;
                                                                                Right to Exchange for a Fixed Benefit
                                                                                Policy; Reinstatement; Other Policy
                                                                                Provisions
11..............................................................................Investments of The Variable
                                                                                Account
12..............................................................................The Variable Account
13..............................................................................Policy Charges
                                                                                Reinstatement
14..............................................................................Underwriting and Issuance -
                                                                                Premium Payments Minimum
                                                                                Requirements for Issuance of a     Policy
15..............................................................................Investments of the Variable
                                                                                Account; Premium Payments
16..............................................................................Underwriting and Issuance -
                                                                                Allocation of Cash Value
17..............................................................................Surrendering The Policy for Cash
18..............................................................................Reinvestment
19..............................................................................Not Applicable
20..............................................................................Not Applicable
21..............................................................................Policy Loans
22..............................................................................Not Applicable
23..............................................................................Not Applicable
24..............................................................................Not Applicable
25..............................................................................Nationwide Life Insurance Company
26..............................................................................Not Applicable
27..............................................................................Nationwide Life Insurance Company
28..............................................................................Company Management
29..............................................................................Company Management
30..............................................................................Not Applicable
31..............................................................................Not Applicable
32..............................................................................Not Applicable
33..............................................................................Not Applicable
34..............................................................................Not Applicable
35..............................................................................Nationwide Life Insurance Company
36..............................................................................Not Applicable
37..............................................................................Not Applicable
38..............................................................................Distribution of The Policies
39..............................................................................Distribution of The Policies
40..............................................................................Not Applicable
41(a)...........................................................................Distribution of The Policies



N-8B-2 ITEM                                                                    CAPTION IN PROSPECTUS
42..............................................................................Not Applicable
43..............................................................................Not Applicable
44..............................................................................How The Cash Value Varies
45..............................................................................Not Applicable
46..............................................................................How The Cash Value Varies
47..............................................................................Not Applicable
48..............................................................................Custodian of Assets
49..............................................................................Not Applicable
50..............................................................................Not Applicable
51..............................................................................Summary of The Policies; Information
                                                                                About The Policies
52..............................................................................Substitution of Securities
53..............................................................................Taxation of The Company
54..............................................................................Not Applicable
55..............................................................................Not Applicable
56..............................................................................Not Applicable
57..............................................................................Not Applicable
58..............................................................................Not Applicable
59..............................................................................Financial Statements



                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

                MULTIPLE PAYMENT VARIABLE LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2


The life insurance policies offered by this prospectus are Variable Life Insurance Policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on the Insured named in the Policy. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code (the "Code"). The Policies are designed to generally require the payment of the Guideline Single Premium in five annual installments for death benefit Option 1 and five or more annual Guideline Level Premiums under death benefit Option 2.

The Policy Owner may allocate Net Premiums and Cash Value to one or more of the Sub-Accounts and the Fixed Account. The assets of each Sub-Account will be used to purchase, at Net Asset Value, shares of a designated mutual fund of the following Underlying Mutual Fund options:




     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF            NEUBERGER & BERMAN ADVISERS
            THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS:             MANAGEMENT TRUST:
          -American Century VP Balanced                                          -Growth Portfolio
          -American Century VP Capital Appreciation                              -Guardian Portfolio
          -American Century VP Income & Growth                                   -Limited Maturity Bond Portfolio


     FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):                 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
         -VIP Equity Income Portfolio                                             -Bond Fund
         -VIP Growth Portfolio                                                    -Multiple Strategies Fund
         -VIP High Income Portfolio*
         -VIP Overseas Portfolio                                        STRONG OPPORTUNITY FUND II, INC.
                                                                        (FORMERLY STRONG SPECIAL FUND II, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     ("VIP II"):                                                        STRONG VARIABLE INSURANCE FUNDS, INC.:
         -VIP II Asset Manager Portfolio                                          -Discovery Fund II, Inc.

     NATIONWIDE SEPARATE ACCOUNT TRUST (NSAT):                          VAN ECK WORLDWIDE INSURANCE TRUST:
         -Capital Appreciation Fund                                               -Worldwide Bond Fund
         -Government Bond Fund                                                    -Worldwide Hard Assets Fund
         -Money Market Fund
         -Nationwide Small Cap Value Fund
         -Total Return Fund

*The VIP High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.


Nationwide Life Insurance Company (the "Company") guarantees that the death benefit for a Policy will never be less than the Specified Amount stated on the Policy data page as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse without value. Also, during the first five Policy Years, the total premium payments, less any existing Policy Indebtedness, must be greater than or equal to the Minimum Premium requirement in order for the Policy to continue in force.

This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."

THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR POLICY FOR SPECIFIC BENEFIT INFORMATION.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED FROM THE WORLD-WIDE WEB AT WWW.BESTOFAMERICA.COM.


THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.


                   The date of this prospectus is May 1, 1998

                                GLOSSARY OF TERMS

ATTAINED AGE- The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY- The person to whom the Death Proceeds are paid.

CASH VALUE- The sum of the Policy values in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE- The Policy's Cash Value, less any Indebtedness under the Policy, less any Surrender Charge.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS- Amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GUIDELINE LEVEL PREMIUM- The amount of level annual premium calculated in accordance with the provisions of the Code, as amended. It represents the level annual premiums required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 4%.

GUIDELINE SINGLE PREMIUM- The amount of single premium calculated in accordance with the provisions of the Code, as amended. It represents the single premium required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 6%.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDEBTEDNESS- Amounts owed the Company as a result of Policy loans including both principal and accrued interest.


INITIAL PREMIUM- The premium required for coverage to become effective on the Policy Date. It is shown on the Policy data page.

INSURED- The person whose life is covered by the Policy, and who is named on the Policy data page.


MATURITY DATE- The Policy Anniversary on or following the Insured's 95th birthday.

MINIMUM PREMIUM- The Minimum Premium is shown on the Policy data page. It is used to measure the total amount that must be paid during the first five Policy Years to continue the Policy in force.

MONTHLY ANNIVERSARY DAY- The same day as the Policy Date for each succeeding month.


NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

NET PREMIUMS- Net Premiums are equal to the actual premiums minus the percent of premium charge. The percent of premium charges are shown on the Policy data page.


POLICY ANNIVERSARY- The same day and month as the Policy Date for succeeding years.

POLICY CHARGES- All deductions made from the value of the Variable Account or the Policy Cash Value.


POLICY DATE- The date the provisions of the Policy take effect, as shown on the Policy data page.


POLICY LOAN ACCOUNT- The portion of the Cash Value which results from Policy Indebtedness.


POLICY OWNER- The person designated in the Policy application as the owner. In the State of New York, the variable life insurance Policies offered by the Company are offered as "Certificates" for "Certificate Owners" under a group contract rather than individual Policies. The provisions of both these Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR- Each year commencing with the Policy Date and each Policy Anniversary thereafter.


SCHEDULED PREMIUM- The Scheduled Premium is shown on the Policy data page. It is used to calculate the initial Specified Amount.

SPECIFIED AMOUNT- A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy data page.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.


SURRENDER CHARGE- An amount deducted from the Cash Value if the Policy is surrendered.


UNDERLYING MUTUAL FUNDS- The Underlying Mutual Funds which correspond to the Sub-Accounts of the Variable Account.


UNSCHEDULED PREMIUM- Additional premium payments which may be allowed under certain conditions.


VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is sufficient degree of trading that the current Cash Value might be materially affected.

VALUATION PERIOD- A period commencing with the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- A separate investment account of the Company, Nationwide VLI Separate Account-2.



                                TABLE OF CONTENTS
GLOSSARY OF TERMS.........................................................................................3
SUMMARY OF THE POLICIES...................................................................................7
         Variable Life Insurance..........................................................................7
         The Variable Account and its Sub-Accounts........................................................7
         The Fixed Account................................................................................7
         Deductions and Charges...........................................................................7
         Premiums.........................................................................................8
NATIONWIDE LIFE INSURANCE COMPANY.........................................................................9
THE VARIABLE ACCOUNT......................................................................................9
         Investments of the Variable Account..............................................................9
         American Century Variable Portfolios, Inc., a member of the American Century(SM) Family of
              Investments................................................................................10
         Fidelity Variable Insurance Products Fund.......................................................11
         Fidelity Variable Insurance Products Fund II....................................................12
         Nationwide Separate Account Trust (NSAT)........................................................12
         Neuberger & Berman Advisers Management Trust....................................................13
         Oppenheimer Variable Account Funds..............................................................13
         Strong Opportunity Fund II, Inc.................................................................13
         Strong Variable Insurance Funds, Inc............................................................14
         Van Eck Worldwide Insurance Trust (Formerly Van Eck Investment Trust)...........................14
         Reinvestment....................................................................................14
         Transfers.......................................................................................14
         Dollar Cost Averaging...........................................................................15
         Substitution of Securities......................................................................15
         Voting Rights...................................................................................15
INFORMATION ABOUT THE POLICIES...........................................................................16
         Underwriting and Issuance.......................................................................16
         -Minimum Requirements for Issuance of a Policy..................................................16
         -Premium Payments...............................................................................16
         Allocation of Cash Value........................................................................17
         Short-Term Right to Cancel Policy...............................................................17
POLICY CHARGES...........................................................................................17
         Deductions from Premiums........................................................................17
         Surrender Charges...............................................................................17
         -Reductions to Surrender Charges................................................................18
         Deductions from Cash Value......................................................................18
         -Monthly Cost of Insurance......................................................................19
         -Monthly Administrative Charge..................................................................19
         Deductions from the Sub-Accounts................................................................19
         Expenses of the Underlying Mutual Funds.........................................................20
HOW THE CASH VALUE VARIES................................................................................21
         How the Investment Experience is Determined.....................................................21
         Net Investment Factor...........................................................................22
         Determining the Cash Value......................................................................22
         Valuation Periods and Valuation Dates...........................................................22
SURRENDERING THE POLICY FOR CASH.........................................................................22
         Right to Surrender..............................................................................22
         Cash Surrender Value............................................................................22
         Partial Surrenders..............................................................................23
         Maturity Proceeds...............................................................................23
         Income Tax Withholding..........................................................................23
POLICY LOANS.............................................................................................23
         Taking a Policy Loan............................................................................23
         Effect on Investment Performance................................................................24
         Interest........................................................................................24
         Effect on Death Benefit and Cash Value..........................................................24
         Repayment.......................................................................................24


HOW THE DEATH BENEFIT VARIES.............................................................................24
         Calculation of the Death Benefit................................................................24
         Proceeds Payable on Death.......................................................................26
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY.............................................................26
CHANGES OF INVESTMENT POLICY.............................................................................26
GRACE PERIOD.............................................................................................26
         -First Five Policy Years........................................................................26
         -Policy Years Six and After.....................................................................26
         -All Policy Years...............................................................................27
REINSTATEMENT............................................................................................27
THE FIXED ACCOUNT OPTION.................................................................................27
CHANGES IN EXISTING INSURANCE COVERAGE...................................................................27
         Specified Amount Increases......................................................................27
         Specified Amount Decreases......................................................................28
         Changes in the Death Benefit Option.............................................................28
OTHER POLICY PROVISIONS..................................................................................28
         Policy Owner....................................................................................28
         Beneficiary.....................................................................................28
         Assignment......................................................................................29
         Incontestability................................................................................29
         Error in Age or Sex.............................................................................29
         Suicide.........................................................................................29
         Nonparticipating Policies.......................................................................29
LEGAL CONSIDERATIONS.....................................................................................29
DISTRIBUTION OF THE POLICIES.............................................................................29
CUSTODIAN OF ASSETS......................................................................................30
TAX MATTERS..............................................................................................30
         Policy Proceeds.................................................................................30
         -Federal Estate and Generation-Skipping Transfer Taxes..........................................31
         -Non-Resident Aliens............................................................................31
         Taxation of the Company.........................................................................32
         Tax Changes.....................................................................................32
THE COMPANY..............................................................................................33
COMPANY MANAGEMENT.......................................................................................33
         Directors of the Company........................................................................33
         Executive Officers of the Company...............................................................35
OTHER CONTRACTS ISSUED BY THE COMPANY....................................................................36
STATE REGULATION.........................................................................................36
REPORTS TO POLICY OWNERS.................................................................................36
ADVERTISING..............................................................................................36
YEAR 2000 COMPLIANCE ISSUES..............................................................................36
LEGAL PROCEEDINGS........................................................................................37
EXPERTS..................................................................................................37
REGISTRATION STATEMENT...................................................................................37
LEGAL OPINIONS...........................................................................................37
APPENDIX 1...............................................................................................38
APPENDIX 2...............................................................................................39
FINANCIAL STATEMENTS.....................................................................................56



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                           SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE


The Policies offered by the Company are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Policy Owner pays a premium for life insurance coverage on the person insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Sub-Accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay the Policy Charges, the Policy will lapse without value. Also, during the first five Policy Years, the total premium payments, less any existing Policy Indebtedness, must be greater than or equal to the Minimum Premium requirement in order for the Policy to continue in force. The Policies are designed to generally permit the payment of the Guideline Single Premium in five annual installments for death benefit Option 1 and five annual Guideline Level Premiums under death benefit Option 2.

The Policies are designed to avoid classification as modified endowment contracts under Section 7702A of the Code, which provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions in the same way that annuities are taxed. Under certain conditions, a Policy may become a modified endowment contract as a result of a material change or a reduction in benefits as defined by the Code. Excess premiums paid may also cause the Policy to become a modified endowment contract. The Company will monitor premiums paid and other Policy transactions and will notify the Policy Owner when the Policy's non-modified endowment contract status is in jeopardy (see "Tax Matters").


THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS


The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner selects the Sub-Accounts or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). When the Policy is issued, the Net Premiums will be allocated to the NSAT-Money Market Fund (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy. Assets of each Sub-Account are invested at Net Asset Value in shares of a corresponding Underlying Mutual Fund option. For a description of the Underlying Mutual Fund option and its investment objectives, see "Investments of the Variable Account" located in this prospectus.


THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES


The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Fund options, see the prospectuses of the respective Underlying Mutual Funds.


The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may reduce this sales loading at its sole discretion. The total sales load actually deducted from any Policy will be equal to the sum of the 3.5% front-end sales load plus any sales Surrender Charge that may be deducted from Policies that are surrendered.


The Company also deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

          1.   monthly cost of insurance; plus

          2. monthly cost of any additional benefits provided by riders to the Policy; plus

          3. a current administrative expense charge of $5. This charge may be increased at the sole discretion of the Company but may not exceed $7.50.

The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equal on an annual basis to 0.80% of the Variable Account assets.


For Policies which are surrendered during the first nine Policy Years, the Company deducts a Surrender Charge. This Surrender Charge is comprised of an underwriting Surrender Charge and a sales Surrender Charge. The initial Surrender Charge varies by issue age, sex and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples). Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix 1).


        Issue                 Male                Female                Male                Female
         Age               Non-Tobacco          Non-Tobacco           Standard             Standard

          25                 $5.878               $5.537               $6.680               $5.945
          35                  7.260                6.712                8.559                7.373
          45                 11.159               10.160               13.244               11.151
          55                 15.275               13.375               18.373               14.686
          65                 23.821               20.553               27.943               22.165


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund (see "Expenses of the Underlying Mutual Funds").



PREMIUMS


The minimum Initial Premium for which a Policy may be issued is $2,000. A Policy may be issued to an Insured up to age 75.


For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

The Initial Premium is due on the Policy Date. It will be credited on the initial investment date. Any due and unpaid monthly deductions will be subtracted from the Cash Value at this time. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy data page.


Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first five Policy Years, the total premium payments, less any Policy Indebtedness, must be greater than or equal to the Minimum Premium in order for the Policy to continue in force. The Minimum Premium is equal to the monthly Minimum Premium multiplied by the number of completed Policy months. The monthly Minimum Premium is shown on the Policy data page.


The Company will send Scheduled Premium payment reminder notices to you. The Company will send them according to the premium mode shown on the Policy data page.


You may pay the Initial Premium at the Home Office or to an authorized agent. All premiums after the first are payable at the Home Office. Premium receipts will be furnished upon request.

Each premium must be at least equal to the monthly Minimum Premium. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in any increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments.

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Company, National Casualty Company, Scottsdale Indemnity Company and Nationwide General Insurance Company. The Company's home office is at One Nationwide Plaza, Columbus, Ohio 43215.



The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").


                              THE VARIABLE ACCOUNT


The Variable Account was established by a resolution of the Company's Board of Directors on May 7, 1987 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940 (the "1940 Act"). Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 serves as trustee for the trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215 serves as principal underwriter for the trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").


Net Premium payments and Cash Value are allocated within the Variable Account among one or more Sub-Accounts (see "Tax Matters"). The assets of each Sub-Account are used to purchase shares of the Underlying Mutual Funds designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Funds designated by the Policy Owner.


INVESTMENTS OF THE VARIABLE ACCOUNT


At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Sub-Accounts and the Fixed Account (see "Allocation of Cash Value"). During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the NSAT- Money Market Fund. At the end of this period, the Cash Value in that Sub-Account will be transferred to the Sub-Accounts based on the Underlying Mutual Fund allocation factors. Any subsequent Net Premiums received after this period will be allocated based on the Underlying Mutual Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one Sub-Account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy").

Additional Premium payments, upon acceptance, will be allocated to the NSAT-Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").

Each of the Underlying Mutual Funds is a registered investment company which receives investment advice from a registered investment adviser:


     1) American Century Variable Portfolios, Inc. a member of the American Century(SM) Family of Investments, managed by American Century Investment Management, Inc., an affiliate of American Century Companies, Inc.;


     2) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

     3) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;

     4) The Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;

     5) The Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;


     6)   Oppenheimer Variable Account Funds, managed by OppenheimerFunds, Inc.;

     7) Strong Opportunity Fund II, Inc., managed by Strong Capital Management, Inc.;


     8) Strong Variable Insurance Funds, Inc. managed by Strong Capital Management, Inc.; and

     9) Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation.


The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Policy purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which are disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

The Underlying Mutual Funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Family of Investments, the Fund is managed by American Century Investment Management, Inc.


-      AMERICAN CENTURY VP BALANCED
       Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-      AMERICAN CENTURY VP CAPITAL APPRECIATION
       Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


-      AMERICAN CENTURY VP INCOME & GROWTH
       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


       (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)


FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
VIP is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      VIP EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      VIP GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      VIP HIGH INCOME PORTFOLIO
       Investment Objective: To obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Fund's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities;

       - up to 20% in common stocks and other equity securities when consistent with the Fund's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Fund's may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Fund's prospectus.


-      VIP OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY  VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")
VIP II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management and Research Company (FMR) is the Fund's manager.


-      VIP II ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.


NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. The NSAT offers shares in the five separate funds listed below, each with its own investment objective. Currently, shares of the NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the NSAT are managed by Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


-      CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      GOVERNMENT BOND FUND
       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.


-      NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment: Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.


-      TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.


-      GUARDIAN PORTFOLIO
       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N & B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.


-      LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.


OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

-      OPPENHEIMER BOND FUND
       Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


-      OPPENHEIMER MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Fund was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor to the fund.
       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The Strong Discovery Fund II, Inc. ("Fund") is offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Fund.

-      DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund benefits of life insurance policies and annuity contracts. The assets of the Trust are managed by Van Eck Associates Corporation.


-      WORLDWIDE HARD ASSETS FUND
       Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

- WORLDWIDE BOND FUND Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

REINVESTMENT

The Underlying Mutual Fund options described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").

TRANSFERS


The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Policy Owner's Cash Value in each Sub-Account will be determined as of the date the transfer request is received at the Home Office in good order. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value.


The Policy Owner may annually transfer a portion of the value of the Fixed Account to the Variable Account and a portion of the Variable Account to the Fixed Account, without penalty or adjustment. The Company reserves the right to limit the amount of Cash Value transferred out of the Fixed Account each Policy Year. Transfers from the Fixed Account must be made within 30 days after the termination date of the interest rate guarantee period.


Transfers among the Sub-Accounts may be made once per Valuation Date and may be made either in writing or, in states allowing such transfers, by telephone. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record; or such other procedures as the Company may deem reasonable. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine.

Policy Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


Policies described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner; or (2) the transfer or exchange instructions of individual Policy Owners who have executed preauthorized transfer of exchange forms which are submitted by market timing firms or other third parties in behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in manner that will disadvantage potentially impair the contract rights of other Policy Owners.


DOLLAR COST AVERAGING


If the total Cash Value, less Policy Indebtedness, is $15, 000 or more, the Policy Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP-High Income Portfolio, the NSAT-Money Market Fund, the NSAT-Government Bond Fund, the Neuberger & Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when the program is requested. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Policy Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.


SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options are no longer available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Funds is inappropriate, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the SEC.


VOTING RIGHTS


Voting rights under the Policies apply only with respect to Cash Value allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. The shares will be voted in accordance with instructions received from Policy Owners. If the 1940 Act or any regulation thereunder is amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner is the person who has the voting interest under the Policy. The number of Underlying Mutual Fund shares attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.


Voting instructions will be solicited by written communication prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Fund options, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The Policies are designed to generally permit the payment of the Guideline Single Premium in five annual installments for death benefit Option 1 and five annual Guideline Level Premiums under death benefit Option 2. At issue, the Policy Owner selects a Scheduled Premium level. This Scheduled Premium is used to determine the initial Specified Amount. The minimum Scheduled Premium is $2,000. Policies may be issued to Insureds with issue ages 75 or younger. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include a medical examination.

-Premium Payments


The Initial Premium for a Policy is payable in full at the Home Office. The effective date of insurance coverage is dependent upon completion of all underwriting requirements, payment of the Initial Premium, and delivery of the Policy while the Insured is still living.

Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first 5 Policy Years, the total premium payments, less any Policy Indebtedness, must be greater than or equal to the Minimum Premium requirement in order for the Policy to continue in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed Policy months. The monthly Minimum Premium is shown on the Policy data page.

Each premium payment must be at least equal to the monthly Minimum Premium. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness be repaid prior to accepting additional premium payments. Additional premium payments or other changes to the contract may jeopardize the Policy's non-modified endowment contract status. The Company will monitor premiums paid and other Policy transactions, and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

ALLOCATION OF CASH VALUE


At the time a Policy is issued, its Cash Value will be based on the NSAT-Money Market Fund value or the Fixed Account value as if the Policy had been issued and the Initial Net Premium invested on the date such premium was received in good order by the Company. When the Policy is issued, the Net Premium will be allocated to the NSAT-Money Market Fund (for any Net Premiums allocated to a Sub-Account on the application) or the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Fund options specified by the Policy Owner are purchased at Net Asset Value for the respective Sub-Account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

SHORT-TERM RIGHT TO CANCEL POLICY


A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund either the total premiums paid or the Cash Surrender Value, less Indebtedness, as prescribed by the state in which the Policy was issued, within seven days after receipt of the Policy.




                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS


The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may reduce this sales load at its sole discretion. The total sales load actually deducted from any Policy will be equal to the sum of the 3.5% front-end sales load plus any sales Surrender Charge that may be deducted from Policies that are surrendered.

The Company also pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates generally can range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments received. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this charge.


SURRENDER CHARGES

The Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first nine Policy Years. The initial Surrender Charge varies by issue age, sex and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples). Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix 1).




        Issue                 Male                Female                Male                Female
         Age              Non-Tobacco          Non-Tobacco            Standard             Standard

         25                  $5.878               $5.537               $6.680               $5.945
         35                   7.260                6.712                8.559                7.373
         45                  11.159               10.160               13.244               11.151
         55                  15.275               13.375               18.373               14.686
         65                  23.821               20.553               27.943               22.165


The Surrender Charge is comprised of two components: an underwriting Surrender Charge and sales Surrender Charge. The underwriting Surrender Charge varies by issue age in the following manner:


           Issue               Charge per $1,000 of
            Age              Initial Specified Amount

            0-39                        $3.50
           40-59                        $5.00
           60-75                        $6.50


The underwriting Surrender Charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing Policy records. The Company does not expect to profit from the underwriting Surrender Charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from the Sub-Accounts"). Additional premiums and/or income earned on assets in the Variable Account or partial surrenders have no effect on these charges. The remainder of the Surrender Charge which is not attributable to the underwriting Surrender Charge component represents the sales Surrender Charge component. The purpose of the sales Surrender Charge component is to reimburse the Company for some of the expenses incurred in the distribution of the Policies. The Company also deducts 3.5% of each premium for sales load (see "Deductions from Premiums").


-Reductions to Surrender Charges


The Surrender Charge is reduced in subsequent Policy Years in the following manner:


                           Surrender Charge                               Surrender Charge
         Completed        as a % of Initial              Completed        as a % of Initial
       Policy Years       Surrender Charges            Policy Years       Surrender Charges
       ------------       -----------------            ------------       -----------------

             0                 100%                         5                  85%
             1                 100%                         6                  80%
             2                 100%                         7                  75%
             3                 95%                          8                  50%
             4                 90%                          9+                  0%

Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix
1).

DEDUCTIONS FROM CASH VALUE

The Company deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance charges; plus


       2.     monthly cost of any additional benefits provided by riders; plus


       3.     monthly administrative expense charge.


These deductions will be charged proportionately to the Cash Value in each Variable Account Sub-Account and the Fixed Account.

-Monthly Cost of Insurance


The monthly cost of insurance charge for each Policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the Policy month.

If death benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increases in Specified Amount resulting from the increases in the order of the increases.


Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates for Policies issued on a simplified basis are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for Policies issued on a preferred basis are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.


For Policies issued in Texas, guaranteed cost of insurance rates for standard-simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).

The rates for Policies issued on a simplified or preferred basis will not exceed the rates in the appropriate table. The cost of insurance rates per $1,000 of net amount at risk are less for Policies issued on a preferred basis as compared to a simplified basis.

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a 'Simplified Issue' basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a Simplified Issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical Policies that are issued on a preferred basis.


-Monthly Administrative Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is $5 per month. The Company may, at its sole discretion, increase this charge. However, the Company guarantees that this charge will never exceed $7.50 per month.

DEDUCTIONS FROM THE SUB-ACCOUNTS


The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of Policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a daily Mortality and Expense Risk Charge from the assets of the Sub-Accounts. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from the Mortality and Expense Risk Charge (see "Surrender Charges").

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

EXPENSES OF THE UNDERLYING MUTUAL FUNDS

Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund, for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:



------------------------------------------------------------------------------------------------------------
                                             Management                                      Total
                                                Fees              Other Expenses            Expenses
------------------------------------------------------------------------------------------------------------
American Century Variable  Portfolios,           1.00%                  0.00%                  1.00%
Inc. - American Century VP Balanced
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            1.00%                  0.00%                  1.00%
Inc. - American Century VP Capital
Appreciation
------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            0.70%                  0.00%                  0.70%
Inc. - American Century VP Income &
Growth
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             0.50%                  0.07%                  0.57%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    0.60%                  0.07%                  0.67%
------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio               0.59%                  0.12%                  0.71%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  0.75%                  0.15%                  0.90%
------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager                    0.55%                  0.09%                  0.64%
Portfolio
------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                   0.60%                  0.09%                  0.69%
------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                        0.50%                  0.08%                  0.58%
------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                           0.40%                  0.08%                  0.48%
------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund            0.50%                  0.55%                  1.05%
------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                           0.60%                  0.07%                  0.67%
------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Growth                   0.83%                  0.07%                  0.90%
Portfolio
------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Guardian                 0.60%                  0.40%                  1.00%
Portfolio
------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Limited                  0.65%                  0.12%                  0.77%
Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                            0.73%                  0.05%                  0.78%
------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies                  0.72%                  0.03%                  0.75%
------------------------------------------------------------------------------------------------------------
Strong Discovery Fund II, Inc.                   1.00%                  0.18%                  1.18%
------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                 1.00%                  0.15%                  1.15%
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust                1.00%                  0.12                   1.12%
-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                      1.00%                  0.17%                  1.17%
Trust-Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------

The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. None of the above Underlying Mutual Funds are subject to 12b-1 fees.

The following Underlying Mutual Funds are subject to fee waivers and/or expense reimbursement arrangements:


----------------------------- ---------------------------------------------------------------------------------
            FUND                                   EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
-----------------------------  ---------------------------------------------------------------------------------
Fidelity VIP Equity Income     The Management Fees, Other Expenses and Total Portfolio Operating Expenses are
Portfolio                      net of any fee waivers or expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 0.50%, Other Expenses would have equaled 0.08% and Total Portfolio Operating Expenses would have equaled
                               0.58%

------------------------------ ---------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio  The Management Fees, Other Expenses and Total Portfolio  Operating Expenses are
                               net of any fee waivers or expenses reimbursements. The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 0.60%, Other Expenses would have equaled 0.09% and Total Portfolio Operating Expenses would have equaled
                               0.69%

------------------------------ ---------------------------------------------------------------------------------
Fidelity VIP Overseas          The Management Fees, Other Expenses and Total Portfolio  Operating Expenses are
Portfolio                      net of any fee waivers or expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 0.75%, Other Expenses would have equaled 0.17% and Total Portfolio Operating Expenses would have equaled
                               0.92%

------------------------------ ---------------------------------------------------------------------------------
Fidelity VIP II Asset          The Management Fees, Other Expenses and Total Portfolio  Operating Expenses are
Manager Portfolio              net of any fee waivers or expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 0.55%, Other Expenses would have equaled 0.10% and Total Portfolio Operating Expenses would have equaled
                               0.65%

------------------------------ ---------------------------------------------------------------------------------

NSAT - Nationwide Small Cap    The Management Fees, Other Expenses and Total Portfolio  Operating Expenses are
Value Fund                     net of any fee waivers or expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 0.90%, Other Expenses would have equaled 5.41% and Total Portfolio Operating Expenses would have equaled
                               6.31%

------------------------------ ---------------------------------------------------------------------------------
Van Eck Worldwide Insurance    The Management Fees, Other Expenses and Total Portfolio Operating Expenses are
Trust - Worldwide Hard         net of any fee waivers or expenses reimbursements. The investment adviser has
Assets Fund                    voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or reimbursements, Management Fees would have equaled 1.00%, Other Expenses would have equaled 0.18% and Total Portfolio Operating Expenses would have equaled
                               1.18%
------------------------------ ---------------------------------------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.


                          HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.


There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest to the Fixed Account and Policy Loan Account, depending on the allocation of Cash Value by the Policy Owner.


HOW THE INVESTMENT EXPERIENCE IS DETERMINED


The Cash Value in each Sub-Account is converted to Accumulation Units of that Sub-Account. The conversion is accomplished by dividing the amount of Cash Value allocated to a Sub-Account by the value of an Accumulation Unit for the Sub-Account for the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the shares of that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Although the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR


The net investment factor for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:
(a)    is the net of:
       (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

       (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.

(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality and Expense Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of .80% of the daily net assets of the Variable Account.


For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the net investment factor allows for the monthly reinvestment of these daily dividends.


The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for Mortality and Expense Risk Charge, and any charge or credit for tax reserves.


DETERMINING THE CASH VALUE


The Cash Value is the sum of the value of all Accumulation Units and amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered, or changes or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.


The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES


A Valuation Period is the period commencing at the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Home Office are open for business or any other day during which there is sufficient degree of trading that the current Net Asset Value of the Accumulation Units might be materially affected.


                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER


The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank or a savings and loan that is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.


CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest to the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS


After the Policy has been in force for 5 Policy Years, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if the following requirements are met:

       1. The maximum partial surrender in any Policy Year is limited to 10% of the total premium payments;

       2.     The minimum partial surrender is $500; and

       3. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of Cash Value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and Specified Amount.


Surrender Charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").


MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.


In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value exceeds the employer's interest in the contract. Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.


                                  POLICY LOANS

TAKING A POLICY LOAN


After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Surrender Value, less interest due on the next Policy Anniversary. Maximum Policy Indebtedness in Texas is limited to 90% of the Cash Surrender Value in the Sub-Accounts and 100% of the Cash Surrender Value in the Fixed Account, less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $1,000 ($200 in Connecticut, $500 in New York). Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a commercial bank or a savings and loan that is a member of the Federal Deposit Insurance Corporation. Certain Policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE


When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Sub-Account, withdrawals from Sub-Accounts will be made in proportion to the assets in each Sub-Account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Sub-Accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.


INTEREST

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer.


Policy loans will be currently credited interest daily at an annual effective rate of 5.1%. This rate is guaranteed never to be lower than 4%. The Company may change the current interest crediting rate on Policy loans at any time at its sole discretion. This earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.


The loan interest rate is 6% per year for all Policy loans. Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness. Whenever the total Policy Indebtedness exceeds the Cash Value, less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value, less any Surrender Charges, plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE


A Policy loan, whether or not repaid, will have a permanent effect on the death benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.


REPAYMENT


All or part of the Indebtedness may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Sub-Accounts and the Fixed Account in proportion to the Policy Owner's fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in Connecticut and New York). The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.


                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At issue, the Policy Owner selects a desired Scheduled Premium level. The Scheduled Premium is used to determine the initial Specified Amount. Under death benefit Option 1, the initial Specified Amount is determined by treating the Scheduled Premium as 20% of the Guideline Single Premium. Under death benefit Option 2, the initial Specified Amount is determined by treating the Scheduled Premium as the Guideline Level Premium. For either death benefit option, the initial Specified Amount will be set at such a level such that payment of the Scheduled Premiums will not result in the Policy being classified as a modified endowment contract (see "Tax Matters").

The following table illustrates the initial Specified Amount that results from a $2,000 Scheduled Premium payment.

                                     Male                                     Female
      Issue                      Non-Tobacco                               Non-Tobacco
       Age                Option 1         Option 2                 Option 1         Option 2

       30                 $85,779           $75,378                 $99,541           $93,577
       35                 $68,165           $61,559                 $79,212           $76,497
       40                 $54,111           $50,082                 $63,070           $62,320
       45                 $43,165           $40,605                 $50,599           $50,633
       50                 $34,675           $32,791                 $40,824           $40,958
       55                 $28,136           $26,852                 $33,171           $32,949
       60                 $23,176           $22,867                 $27,141           $26,301
       65                 $19,474           $19,474                 $22,369           $22,168

Generally, for a given Scheduled Premium, the initial Specified Amount is greater for non-tobacco than standard, and females than males. The Specified Amount is shown in the Policy.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations located in the prospectus. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the applicable percentage of Cash Value and will vary directly with the investment performance.


The term "applicable percentage" means:

       1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and


       2. when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table" shown below.

                                        APPLICABLE PERCENTAGE OF CASH VALUE TABLE

     Attained         Percentage        Attained         Percentage        Attained         Percentage
       Age          of Cash Value          Age         of Cash Value          Age         of Cash Value
       ---          -------------          ---         -------------          ---         -------------

       0-40              250%              60               130%              80               105%
        41               243%              61               128%              81               105%
        42               236%              62               126%              82               105%
        43               229%              63               124%              83               105%
        44               222%              64               122%              84               105%

        45               215%              65               120%              85               105%
        46               209%              66               119%              86               105%
        47               203%              67               118%              87               105%
        48               197%              68               117%              88               105%
        49               191%              69               116%              89               105%

        50               185%              70               115%              90               105%
        51               178%              71               113%              91               104%
        52               171%              72               111%              92               103%
        53               164%              73               109%              93               102%
        54               157%              74               107%              94               101%

        55               150%              75               105%              95               100%
        56               146%              76               105%
        57               142%              77               105%
        58               138%              78               105%
        59               134%              79               105%

PROCEEDS PAYABLE ON DEATH

The actual proceeds payable on the Insured's death will be the death benefit as described above, less any Policy Indebtedness, and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability," "Error in Age or Sex" and "Suicide").

                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.


The policy owner and beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original Policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy. Any Indebtedness may be transferred to the new policy.


The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable General Account life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

-First Five Policy Years

This Policy will not lapse during the first five Policy Years provided that on each Monthly Anniversary Day, (1) is greater than or equal to (2) where:

       (1) Is the sum of all premiums paid to date, minus any Policy Indebtedness; and

       (2) Is the sum of monthly Minimum Premiums since the Policy Date including the monthly Minimum Premium for the current Monthly Anniversary Day.

If (1) is less than (2), a grace period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to satisfy the Minimum Premium requirement. If sufficient premium is not paid by the end of the grace period, the Policy will lapse. The Policy will be terminated with the return of any available Cash Surrender Value. The Cash Surrender Value will be calculated as of the beginning of the grace period. The Policy Owner may also elect in writing to have the Policy placed on Extended Term Insurance.

-Policy Years Six and After

If the Cash Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current monthly deduction for insurance costs, administrative expenses and other benefits, a grace period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to cover the current monthly deduction plus an amount equal to three times the current monthly deduction.

-All Policy Years

The Company will send a notice at the start of the grace period to the Policy Owner's last known address. If the Insured dies during the grace period, the Company will pay the Death Proceeds.

                                REINSTATEMENT

If the grace period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:


       1. submitting a written request at any time within 3 years after the end of the grace period and prior to the Maturity Date:


       2.     providing evidence of insurability satisfactory to the Company;


       3. paying sufficient premium to cover all Policy Charges that were due and unpaid during the grace period;


       4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and


       5. paying or reinstating any Indebtedness against the Policy which existed at the end of the grace period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If the Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

       (1)    the Cash Value at the end of the grace period; or

       (2) the Surrender Charge for the Policy Year in which the Policy was reinstated.

Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the fund allocation factors in effect at the start of the grace period.


                            THE FIXED ACCOUNT OPTION


Under exemptive and exclusionary provisions, interests in the General Account have not been registered under the 1933 Act and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein is subject to the provisions of these Acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

A Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the General Account. The General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested in the Fixed Account will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request, the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.


                     CHANGES IN EXISTING INSURANCE COVERAGE


The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.


SPECIFIED AMOUNT INCREASES

After the fifth Policy Year, the Policy Owner may request an increase in the Specified Amount. Any increase will be subject to the following conditions:

       (1) the request must be in writing;

       (2) satisfactory evidence of insurability must be provided;

       (3) the increase must be for a minimum of $10,000;
       (4) the Cash Surrender Value is sufficient to continue the Policy in force for at least 3 months; and
       (5) age limits are the same as a new issue.

Any approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit the number of Specified Amount increases to one each Policy Year.

SPECIFIED AMOUNT DECREASES


After the fifth Policy Year, the Policy Owner may request a decrease in the Specified Amount. Any approved decrease will be effective on the Monthly Anniversary Day on or next following the date the Company receives the request. Any such decrease will reduce insurance in the following order:

       (1) against insurance provided by the most recent increase;
       (2) against the next most recent increases successively; and
       (3) against insurance provided under the original application.

The Company reserves the right to limit the number of Specified Amount decreases to one each Policy Year. The Company will refuse a request for a decrease which would:
       (1) reduce the Specified Amount to less than $10,000; or
       (2) disqualify the Policy as a contract for life insurance.

CHANGES IN THE DEATH BENEFIT OPTION


After the fifth Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. The Company reserves the right to require evidence of insurability for either change (from Option 1 to Option 2 only in New York). The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the Policy as a life insurance contract.


                             OTHER POLICY PROVISIONS

POLICY OWNER


While the Insured is living, all rights in the Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner is other than the Insured, no contingent Policy Owner is named, and the Policy Owner dies before the Insured, the Policy Owner's rights in the Policy belong to the Policy Owner's estate.


BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.


The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insureds, the Death Proceeds will be paid to the Policy Owner or the Policy Owner's estate.

ASSIGNMENT


While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness owed to the Company before it was recorded.


INCONTESTABILITY

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the Insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

       (1) is the amount of the death benefit at the time of the Insured's death, reduced by the amount of the Cash Value at the time of the Insured's death;
       (2) is the ratio of the monthly cost of insurance applied in the Policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the Policy month of death; and
       (3) is the Cash Value at the time of the Insured's death.


SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from contributions made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc. NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II, Nationwide Investing Foundation III and Nationwide Asset Allocation Trust, all of which are open-end management investment companies.


Gross first year commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 26% of the Scheduled Premium plus 5% of any excess premium payments. Gross renewal commissions paid by the Company will not exceed 5% of actual premium payments.

                               CUSTODIAN OF ASSETS

The Company serves as the custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the Beneficiary under Section 101 of the Code.

Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed after June 21, 1988, on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled.

The Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the owner pursuant to
Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Code, are excludible from gross income.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817(h) provide that a variable life insurance policy failing to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner. If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings in his or her account.

Representatives of the IRS have suggested that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.


A total surrender or cancellation of the Policy by lapse may have adverse tax consequences depending on the circumstances. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.


Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding which cannot be waived. The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no taxpayer identification number is provided to the Company, or if the IRS notifies the Company that back-up withholding is required.


- Federal Estate and Generation-Skipping Transfer Taxes


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1998, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the Insured dies, the death benefit will generally be included in the Insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the Policy Owner such as the right to borrow on the Policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.

Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.


The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes.

- Non-Resident Aliens


Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For distributions, the NRA must obtain an individual taxpayer identification number from the IRS and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.


State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

Recently, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein) may affect the tax consequences of the Policies.

If the Policy Owner, Insured, Beneficiary, or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the death benefit, or other distributions and/or ownership of the Policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.


Any or all of the foregoing may change without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting if, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker-dealer firms.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, the NACo Variable Account, DC Variable Account and the Nationwide DCVA-II, each of which is a registered investment company, and each of which is a separate investment account of the Company.


The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.


The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.


                               COMPANY MANAGEMENT


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.



The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward, Fuellgraf and Weihl and Ms. Thomas are also trustees of one or more of the registered Investments companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.

DIRECTORS OF THE COMPANY


DIRECTORS OF THE DEPOSITOR            POSITIONS AND OFFICERS WITH         PRINCIPAL OCCUPATION
AND PRINCIPAL BUSINESS ADDRESS                 DEPOSITOR
Lewis J. Alphin                                Director                   Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

A.I. Bell                                      Director                   Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

DIRECTORS OF THE DEPOSITOR NAME         POSITIONS AND OFFICERS WITH                    PRINCIPAL OCCUPATION
AND PRINCIPAL BUSINESS ADDRESS                   DEPOSITOR

Keith W. Eckel                                    Director                           Partner, Fred W. Eckel Sons;
1647 Falls Road                                                                      President, Eckel Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                                  Director                           Retired General Manager, Lyon
301 East Marshall Street                                                             County Co-operative Oil Company
Marshall, MN 44691                                                                   (1)

Fred C. Finney                                    Director                           Owner and Operator, Moreland
1558 West Moreland Road                                                              Fruit Farm; Operator, Melrose
Wooster, OH 44691                                                                    Orchard (1)

Charles L. Fuellgraf, Jr.                         Director                           Chief Executive Officer, Fuellgraf
600 South Washington Street                                                          Electric Company (1)
Butler, PH 16001

Joseph J. Gasper                             President and Chief Operating           President and Chief Operating
One Nationwide Plaza                         Officer and Director                    Officer, Nationwide Life Insurance
Columbus, OH 43215                                                                   Company and Nationwide Life and
                                                                                     Annuity Insurance Company (2)

Dimon R. McFerson                            Chairman and Chief Executive            Chairman and Chief Executive
One Nationwide Plaza                         Officer-Nationwide Insurance            Officer-Nationwide Insurance
Columbus, OH 43215                           Enterprise and Director                 Enterprise(2)

David O. Miller                              Chairman of the Board and Director      President, Owen Potato Farm, Inc.
115 Sprague Drive                                                                    Partner, M&M Enterprises(1)
Hebron, OH 43025

Yvonne L. Montgomery                              Director                           Senior Vice President-General
Suite 1600                                                                           Manager Southern Customer
2859 Paces Ferry Road                                                                Operations for U.S. Customer
Atlanta, GA 30339                                                                    Operations, Xerox Corporation (2)

C. Ray Noecker                                    Director                           Owner and Operator, Noecker
2770 Winchester Southern S.                                                          Farms (1)
Ashville, OH 43103

James F. Patterson                                Director                           Vice President, Pattersons, Inc.;
8765 Mulberry Road                                                                   President, Patterson Farms, Inc.(1)
Chesterland, OH 44026

Arden L. Shisler                                  Director                           President and Chief Executive
1356 North Wenger Road                                                               Officer, K&B Transport, Inc. (1)
Dalton, OH 44616

Robert L. Stewart                                 Director                           Owner and Operating Sunnydale
88740 Fairview Road                                                                  Farms and Mining (1)
Jewett, OH 43986

Nancy C. Thomas                                   Director                           Farm Owner and Operator, Da-Ma-
10835 Georgetown Street NE                                                           Lor Farms (1)
Louisville, OH 44641

Harold W. Weihl                                   Director                           Farm Owner and Operator, Weihl
14282 King Road                                                                      Farms (1)
Bowling Green, OH 43402


1)   Principal Occupation for last 5 years

2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc. a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation and Nationwide Investing Foundation III, registered investment companies, Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Allocation Trust, registered Investments companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.


EXECUTIVE OFFICERS OF THE COMPANY

   OFFICERS OF THE DEPOSITOR                                 OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS

Robert A. Oakley                             Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                      Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                              Senior Vice President and General Counsel and Assistant
One Nationwide Plaza                         Secretary
Columbus, OH 43215

Harvey S. Galloway, Jr.                      Senior Vice President and Chief Actuary, Health and Annuities
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                             Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                              Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                            Vice President - Life Marketing and Administrative Services
One Nationwide Plaza
Columbus, OH 43215

Timothy E. Murphy                            Vice President - Strategic Marketing
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                              Vice President Retail Operations
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                               Vice President - Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.


In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among Sub-Accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs based on selected tax brackets or discussions of alternative investment vehicles and general economic conditions.


                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


                                     EXPERTS

The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT


A Registration Statement has been filed with the SEC under the 1933 Act, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                                 ILLUSTRATION OF
                                SURRENDER CHARGES


Example 1: A female non-tobacco, age 45, purchases a Policy with a Scheduled Premium of $2,000 yielding a Specified Amount of $50,599. She now wishes to surrender the Policy during the first Policy Year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total Surrender Charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total Surrender Charge of $514.09 ($10.160 x
50.599 = $514.09).

Example 2: A male non-tobacco, age 35, purchases a Policy with a Scheduled Premium of $2,000 yielding a Specified Amount of $68,165. He now wants to surrender the Policy in the sixth Policy Year. The total initial surrender value is calculated using the method illustrated above. (Specified Amount in thousands $68.165 x 7.260 = 494.88 total first year Surrender Charge.) Because the fifth Policy Year has been completed, the total initial Surrender Charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below (Also see "Reductions to Surrender Charges"). In this case, $494.88 x 85% = $420.65.

Initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis



---------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                 FEMALE                  MALE                 FEMALE
         AGE               NON-TOBACCO            NON-TOBACCO             STANDARD              STANDARD
---------------------------------------------------------------------------------------------------------
         25                   $5.878                $5.537                 $6.680                $5.945
---------------------------------------------------------------------------------------------------------
         35                   7.260                  6.712                 8.559                 7.373
---------------------------------------------------------------------------------------------------------
         45                   11.159                10.160                 13.244                11.151
---------------------------------------------------------------------------------------------------------
         55                   15.275                13.375                 18.373                14.686
---------------------------------------------------------------------------------------------------------
         65                   23.821                20.553                 27.943                22.165
---------------------------------------------------------------------------------------------------------

Reductions to Surrender Charges.


----------------------------------------------------------------------------------------------------------
                                  SURRENDER CHARGE                                        SURRENDER CHARGE
         COMPLETED               AS A % OF INITIAL               COMPLETED               AS A % OF INITIAL
       POLICY YEARS              SURRENDER CHARGES              POLICY YEARS             SURRENDER CHARGES
----------------------------------------------------------------------------------------------------------
             0                          100%                         5                          85%
----------------------------------------------------------------------------------------------------------
             1                          100%                         6                          80%
----------------------------------------------------------------------------------------------------------
             2                          100%                         7                          75%
----------------------------------------------------------------------------------------------------------
             3                           95%                         8                          50%
----------------------------------------------------------------------------------------------------------
             4                           90%                         9+                          0%
----------------------------------------------------------------------------------------------------------


The current Surrender Charges are the same for all states. However, in Pennsylvania, the guaranteed maximum Surrender Charges are 8% higher than those shown. In addition, the guaranteed maximum Surrender Charges in subsequent years in Pennsylvania are reduced in the following manner:



                   SURRENDER CHARGE                       SURRENDER CHARGE                       SURRENDER CHARGE
   COMPLETED      AS A % OF INITIAL       COMPLETED      AS A % OF INITIAL       COMPLETED      AS A % OF INITIAL
 POLICY YEARS     SURRENDER CHARGES     POLICY YEARS     SURRENDER CHARGES     POLICY YEARS     SURRENDER CHARGES
 ------------     -----------------     ------------     -----------------     ------------     -----------------

       0                 100%                 5                 83%                 10                 46%
       1                 98%                  6                 75%                 11                 37%
       2                 95%                  7                 70%                 12                 28%
       3                 92%                  8                 65%                 13                 14%
       4                 88%                  9                 55%                 14+                 0%


The illustrations of current values are the same for Pennsylvania. However, the guaranteed maximum Surrender Charges are slightly higher in Pennsylvania. If this Policy is issued in Pennsylvania, please contact the Home Office for an illustration.


The Company has no plans to change the current Surrender Charges.

                                   APPENDIX 2

     ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or death benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and death benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross return. This is due to the daily charges made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of .80% of the daily net assets of the Variable Account. In addition, the net investment returns also reflect the deduction of fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 1.00% of the daily net assets of the Variable Account. This effective rate is based on the average of the fund expenses for the preceding year for all Underlying Mutual Fund options available under the Policy as of December 31, 1997.


Considering current charges for mortality and expense risks and fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.80%, 4.20% and 10.20%.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard (including non-tobacco). Policies issued on a substandard basis would result in lower Cash Values and death benefits than those illustrated.


In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy month. This monthly administrative expense charge is $5 and is guaranteed not to exceed $7.50. Current values reflect a current monthly administrative expense charge of $5 and guaranteed values reflect the $7.50 maximum monthly administrative charge under the Policy. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.


Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                 $2,000 ANNUAL PREMIUM: $43,165 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                           CURRENT VALUES

                             0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN
                           -----------------------     -----------------------     -----------------------

              ANNUAL                 CASH      NET               CASH       NET               CASH      NET
             PREMIUMS       CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

    1     2,000    2,100    1,668    1,186    43,165    1,773    1,292    43,165    1,879     1,397   43,165

    2     2,000    4,305    3,307    2,825    43,165    3,620    3,139    43,165    3,947     3,465   43,165

    3     2,000    6,620    4,915    4,433    43,165    5,544    5,062    43,165    6,225     5,743   43,165

    4     2,000    9,051    6,495    6,037    43,165    7,549    7,091    43,165    8,734     8,277   43,165

    5     2,000   11,604    8,044    7,611    43,165    9,636    9,203    43,165   11,499    11,066   43,165

    6         0   12,184    7,707    7,298    43,165    9,844    9,434    43,165   12,468    12,059   43,165

    7         0   12,793    7,363    6,977    43,165   10,049    9,664    43,165   13,530    13,144   43,165

    8         0   13,433    7,009    6,648    43,165   10,252    9,891    43,165   14,693    14,331   43,165

    9         0   14,105    6,646    6,405    43,165   10,452   10,211    43,165   15,970    15,729   43,165

  10          0   14,810    6,270    6,270    43,165   10,647   10,647    43,165   17,371    17,371   43,165


  15          0   18,901    4,172    4,172    43,165   11,510   11,510    43,165   26,820    26,820   43,165

  20          0   24,124    1,433    1,433    43,165   11,959   11,959    43,165   42,382    42,382   51,706

  25          0   30,788      (*)      (*)       (*)   11,388   11,388    43,165   67,360    67,360   78,138

  30          0   39,295      (*)      (*)       (*)    8,375    8,375    43,165  107,288   107,288  114,798

  35          0   50,151      (*)      (*)       (*)      (*)      (*)       (*)  171,712   171,712  180,297

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $2,000 ANNUAL PREMIUM: $43,165 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES


                            0.00% HYPOTHETICAL           6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                          GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                          -----------------------     -----------------------      -----------------------

              ANNUAL                CASH      NET               CASH       NET               CASH      NET
             PREMIUMS      CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%   VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

   1      2,000   2,100    1,575    1,094    43,165    1,678    1,196     43,165    1,780     1,299    43,165

   2      2,000   4,305    3,118    2,636    43,165    3,420    2,939     43,165    3,736     3,254    43,165

   3      2,000   6,620    4,627    4,146    43,165    5,231    4,749     43,165    5,885     5,403    43,165

   4      2,000   9,051    6,105    5,647    43,165    7,113    6,656     43,165    8,249     7,791    43,165

   5      2,000  11,604    7,549    7,116    43,165    9,070    8,637     43,165   10,852    10,419    43,165

   6          0  12,184    7,099    6,690    43,165    9,133    8,723     43,165   11,636    11,227    43,165

   7          0  12,793    6,632    6,246    43,165    9,176    8,791     43,165   12,485    12,100    43,165

   8          0  13,433    6,143    5,781    43,165    9,198    8,837     43,165   13,405    13,044    43,165

   9          0  14,105    5,627    5,386    43,165    9,192    8,951     43,165   14,401    14,160    43,165

  10          0  14,810    5,082    5,082    43,165    9,154    9,154     43,165   15,481    15,481    43,165


  15          0  18,901    1,733    1,733    43,165    8,288    8,288     43,165   22,508    22,508    43,165

  20          0  24,124      (*)      (*)       (*)    5,399    5,399     43,165   33,826    33,826    43,165

  25          0  30,788      (*)      (*)       (*)      (*)      (*)        (*)   52,553    52,553    60,962

  30          0  39,295      (*)      (*)       (*)      (*)      (*)        (*)   82,040    82,040    87,783

  35          0  50,151      (*)      (*)       (*)      (*)      (*)        (*)  129,233   129,233   135,695

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS
       INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS
       APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $2,000 ANNUAL PREMIUM: $40,605 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                 CURRENT VALUES


                              0.00% HYPOTHETICAL          6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                           -----------------------      -----------------------      -----------------------

              ANNUAL                 CASH      NET               CASH       NET               CASH      NET
             PREMIUMS       CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

   1      2,000     2,100   1,670    1,217    42,276     1,776     1,322    42,381   1,881     1,428    42,486

   2      2,000     4,305   3,306    2,853    43,911     3,619     3,166    44,225   3,945     3,492    44,551

   3      2,000     6,620   4,906    4,453    45,512     5,533     5,080    46,138   6,210     5,757    46,816

   4      2,000     9,051   6,472    6,041    47,077     7,519     7,089    48,124   8,697     8,266    49,302

   5      2,000    11,604   8,000    7,592    48,605     9,578     9,170    50,183  11,423    11,015    52,028

   6      2,000    14,284   9,491    9,106    50,096    11,712    11,327    52,317  14,414    14,029    55,020

   7      2,000    17,098  10,944   10,582    51,549    13,924    13,561    54,529  17,695    17,333    58,301

   8      2,000    20,053  12,359   12,019    52,964    16,214    15,875    56,820  21,295    20,955    61,900

   9      2,000    23,156  13,736   13,509    54,341    18,588    18,361    59,193  25,244    25,018    65,850

  10      2,000    26,414  15,072   15,072    55,677    21,043    21,043    61,649  29,576    29,576    70,182


  15      2,000    45,315  21,328   21,328    61,934    34,889    34,889    75,494  58,723    58,723    99,328

  20      2,000    69,439  26,366   26,366    66,971    51,122    51,122    91,728 105,084   105,084   145,690

  25      2,000   100,227  29,734   29,734    70,339    69,680    69,680   110,285 178,686   178,686   219,292

  30      2,000   139,522  30,537   30,537    71,143    89,915    89,915   130,520 295,140   295,140   335,746

  35      2,000   189,673  27,631   27,631    68,237   110,666   110,666   151,271 479,373   479,373   519,978

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $2,000 ANNUAL PREMIUM: $40,605 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                GUARANTEED VALUES

                              0.00% HYPOTHETICAL         6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN
                           -----------------------     -----------------------     -----------------------

              ANNUAL                 CASH      NET               CASH       NET               CASH      NET
             PREMIUMS       CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

   1      2,000     2,100   1,579    1,126    42,184    1,681    1,228    42,287    1,784     1,331    42,389

   2      2,000     4,305   3,118    2,665    43,723    3,420    2,966    44,025    3,734     3,281    44,339

   3      2,000     6,620   4,616    4,163    45,221    5,216    4,763    45,821    5,865     5,412    46,470

   4      2,000     9,051   6,072    5,641    46,677    7,071    6,640    47,676    8,195     7,764    48,800

   5      2,000    11,604   7,485    7,077    48,091    8,985    8,577    49,591   10,741    10,334    51,347

   6      2,000    14,284   8,854    8,469    49,459   10,959   10,574    51,565   13,524    13,139    54,130

   7      2,000    17,098  10,176    9,814    50,781   12,993   12,630    53,598   16,564    16,202    57,170

   8      2,000    20,053  11,448   11,108    52,053   15,083   14,743    55,689   19,883    19,543    60,488

   9      2,000    23,156  12,666   12,440    53,272   17,229   17,003    57,835   23,505    23,278    64,110

  10      2,000    26,414  13,828   13,828    54,434   19,429   19,429    60,035   27,456    27,456    68,062


  15      2,000    45,315  18,689   18,689    59,294   31,176   31,176    71,781   53,297    53,297    93,902

  20      2,000    69,439  21,506   21,506    62,111   43,754   43,754    84,359   93,070    93,070   133,675

  25      2,000   100,227  21,252   21,252    61,857   55,986   55,986    96,591  153,879   153,879   194,485

  30      2,000   139,522  16,189   16,189    56,794   65,535   65,535   106,140  246,274   246,274   286,879

  35      2,000   189,673   3,371    3,371    43,976   67,920   67,920   108,526  385,475   385,475   426,080

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $5,000 ANNUAL PREMIUM: $114,019 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                 CURRENT VALUES

                              0.00% HYPOTHETICAL         6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                           -----------------------     -----------------------      -----------------------

              ANNUAL                 CASH      NET               CASH       NET               CASH      NET
             PREMIUMS       CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

   1      5,000     5,250   4,291    3,019   114,019    4,558    3,286   114,019     4,825     3,553    114,019

   2      5,000    10,763   8,507    7,234   114,019    9,306    8,034   114,019    10,138     8,866    114,019

   3      5,000    16,551  12,646   11,373   114,019   14,251   12,979   114,019    15,987    14,715    114,019

   4      5,000    22,628  16,712   15,503   114,019   19,405   18,196   114,019    22,433    21,224    114,019

   5      5,000    29,010  20,700   19,555   114,019   24,772   23,626   114,019    29,532    28,387    114,019

   6          0    30,460  19,975   18,893   114,019   25,447   24,365   114,019    32,163    31,082    114,019

   7          0    31,983  19,232   18,214   114,019   26,127   25,109   114,019    35,047    34,029    114,019

   8          0    33,582  18,468   17,514   114,019   26,811   25,857   114,019    38,211    37,257    114,019

   9          0    35,261  17,685   17,049   114,019   27,500   26,864   114,019    41,688    41,052    114,019

  10          0    37,024  16,873   16,873   114,019   28,186   28,186   114,019    45,506    45,506    114,019


  15          0    47,254  12,337   12,337   114,019   31,571   31,571   114,019    71,267    71,267    114,019

  20          0    60,309   6,421    6,421   114,019   34,445   34,445   114,019   113,599   113,599    138,591

  25          0    76,971     (*)      (*)       (*)   35,716   35,716   114,019   181,626   181,626    210,686

  30          0    98,237     (*)      (*)       (*)   32,871   32,871   114,019   290,627   290,627    310,971

  35          0   125,378     (*)      (*)       (*)   20,885   20,885   114,019   466,657   466,657    489,989

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $5,000 ANNUAL PREMIUM: $114,019 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                GUARANTEED VALUES

                           0.00% HYPOTHETICAL          6.00% HYPOTHETICAL          12.00% HYPOTHETICAL
                         GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN
                         -----------------------     -----------------------     -----------------------

              ANNUAL               CASH      NET               CASH       NET               CASH      NET
             PREMIUMS     CASH     SURR     DEATH     CASH     SURR      DEATH    CASH      SURR     DEATH
 YEAR     PAID     AT 5%  VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT

   1    5,000    5,250    4,159    2,886   114,019    4,422    3,149   114,019    4,685     3,413  114,019

   2    5,000   10,763    8,235    6,962   114,019    9,018    7,746   114,019    9,834     8,561  114,019

   3    5,000   16,551   12,229   10,956   114,019   13,798   12,526   114,019   15,496    14,223  114,019

   4    5,000   22,628   16,142   14,933   114,019   18,770   17,561   114,019   21,727    20,518  114,019

   5    5,000   29,010   19,974   18,829   114,019   23,944   22,798   114,019   28,589    27,444  114,019

   6        0   30,460   19,078   17,996   114,019   24,402   23,320   114,019   30,945    29,864  114,019

   7        0   31,983   18,147   17,129   114,019   24,839   23,821   114,019   33,514    32,496  114,019

   8        0   33,582   17,174   16,220   114,019   25,247   24,293   114,019   36,314    35,360  114,019

   9        0   35,261   16,151   15,514   114,019   25,619   24,983   114,019   39,369    38,732  114,019

  10        0   37,024   15,069   15,069   114,019   25,947   25,947   114,019   42,703    42,703  114,019


  15        0   47,254    8,481    8,481   114,019   26,597   26,597   114,019   64,815    64,815  114,019

  20        0   60,309      (*)      (*)       (*)   24,190   24,190   114,019  101,107   101,107  123,350

  25        0   76,971      (*)      (*)       (*)   14,938   14,938   114,019  159,556   159,556  185,085

  30        0   98,237      (*)      (*)       (*)      (*)      (*)       (*)  252,154   252,154  269,805

  35        0  125,378      (*)      (*)       (*)      (*)      (*)       (*)  400,851   400,851  420,893

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $5,000 ANNUAL PREMIUM: $103,521 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                 CURRENT VALUES

                              0.00% HYPOTHETICAL          6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                           -----------------------      -----------------------        -----------------------

              ANNUAL                 CASH      NET                 CASH       NET                  CASH       NET
             PREMIUMS       CASH     SURR     DEATH      CASH      SURR      DEATH     CASH        SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT     VALUE     VALUE    BENEFIT    VALUE       VALUE    BENEFIT

   1      5,000     5,250   4,306    3,151   107,827     4,573     3,418   108,094      4,841      3,685    108,362

   2      5,000    10,763   8,526    7,371   112,047     9,325     8,170   112,847     10,157      9,002    113,678

   3      5,000    16,551  12,658   11,502   116,179    14,261    13,105   117,782     15,993     14,838    119,515

   4      5,000    22,628  16,704   15,606   120,225    19,388    18,291   122,909     22,404     21,307    125,926

   5      5,000    29,010  20,657   19,618   124,179    24,707    23,667   128,228     29,439     28,400    132,961

   6      5,000    35,710  24,522   23,540   128,043    30,227    29,245   133,748     37,164     36,182    140,685

   7      5,000    42,746  28,293   27,369   131,815    35,953    35,029   139,474     45,643     44,718    149,164

   8      5,000    50,133  31,971   31,105   135,493    41,890    41,024   145,411     54,950     54,084    158,471

   9      5,000    57,889  35,558   34,980   139,079    48,048    47,471   151,569     65,171     64,593    168,692

  10      5,000    66,034  39,046   39,046   142,567    54,428    54,428   157,949     76,389     76,389    179,910


  15      5,000   113,287  55,493   55,493   159,014    90,520    90,520   194,042    152,000    152,000    255,521

  20      5,000   173,596  69,077   69,077   172,598   133,213   133,213   236,734    272,686    272,686    376,207

  25      5,000   250,567  78,844   78,844   182,366   182,703   182,703   286,224    465,021    465,021    568,542

  30      5,000   348,804  82,881   82,881   186,402   238,011   238,011   341,532    770,716    770,716    874,238

  35      5,000   474,182  78,731   78,731   182,252   297,141   297,141   400,662  1,256,583  1,256,583  1,360,104

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $5,000 ANNUAL PREMIUM: $103,521 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 45

                                GUARANTEED VALUES


                              0.00% HYPOTHETICAL          6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                           -----------------------      -----------------------        -----------------------

              ANNUAL                 CASH      NET                 CASH       NET                  CASH       NET
             PREMIUMS       CASH     SURR     DEATH      CASH      SURR      DEATH     CASH        SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT     VALUE     VALUE    BENEFIT    VALUE       VALUE    BENEFIT

   1      5,000     5,250   4,180    3,024   107,701     4,443     3,288   107,964      4,706      3,551    108,227

   2      5,000    10,763   8,262    7,107   111,783     9,046     7,890   112,567      9,861      8,705    113,382

   3      5,000    16,551  12,248   11,092   115,769    13,813    12,658   117,334     15,507     14,351    119,028

   4      5,000    22,628  16,134   15,036   119,655    18,750    17,652   122,271     21,691     20,593    125,212

   5      5,000    29,010  19,920   18,880   123,441    23,858    22,819   127,380     28,465     27,425    131,986

   6      5,000    35,710  23,602   22,620   127,123    29,142    28,160   132,663     35,883     34,901    139,405

   7      5,000    42,746  27,175   26,251   130,696    34,601    33,677   138,122     44,005     43,081    147,526

   8      5,000    50,133  30,634   29,768   134,156    40,236    39,370   143,757     52,894     52,027    156,415

   9      5,000    57,889  33,974   33,396   137,495    46,046    45,468   149,567     62,619     62,042    166,140

  10      5,000    66,034  37,187   37,187   140,708    52,030    52,030   155,551     73,258     73,258    176,779


  15      5,000   113,287  51,171   51,171   154,692    84,551    84,551   188,072    143,444    143,444    246,965

  20      5,000   173,596  60,809   60,809   164,330   120,924   120,924   224,445    253,129    253,129    356,650

  25      5,000   250,567  64,135   64,135   167,656   159,381   159,381   262,902    423,868    423,868    527,389

  30      5,000   348,804  57,829   57,829   161,350   196,058   196,058   299,579    688,770    688,770    792,291

  35      5,000   474,182  36,319   36,319   139,840   223,193   223,193   326,714  1,098,021  1,098,021  1,201,543

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $20,000 ANNUAL PREMIUM: $301,625 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES

                              0.00% HYPOTHETICAL          6.00% HYPOTHETICAL              12.00% HYPOTHETICAL
                           GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                           -----------------------      -----------------------         -----------------------

              ANNUAL                 CASH      NET                 CASH       NET                  CASH       NET
             PREMIUMS       CASH     SURR     DEATH      CASH      SURR      DEATH     CASH        SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE   BENEFIT     VALUE     VALUE    BENEFIT    VALUE       VALUE    BENEFIT

   1     20,000    21,000  17,219   12,612   301,625     18,290    13,683  301,625      19,362     14,755    301,625

   2     20,000    43,050  34,140   29,533   301,625     37,351    32,744  301,625      40,691     36,083    301,625

   3     20,000    66,203  50,782   46,175   301,625     57,238    52,630  301,625      64,217     59,610    301,625

   4     20,000    90,513  67,147   62,770   301,625     77,990    73,613  301,625      90,181     85,804    301,625

   5     20,000   116,038  83,219   79,072   301,625     99,636    95,490  301,625     118,836    114,689    301,625

   6          0   121,840  80,411   76,495   301,625    102,519    98,603  301,625     129,664    125,748    301,625

   7          0   127,932  77,510   73,824   301,625    105,434   101,748  301,625     141,575    137,889    301,625

   8          0   134,329  74,485   71,030   301,625    108,359   104,904  301,625     154,679    151,223    301,625

   9          0   141,045  71,326   69,022   301,625    111,293   108,990  301,625     169,121    166,817    301,625

  10          0   148,097  68,037   68,037   301,625    114,247   114,247  301,625     185,075    185,075    301,625


  15          0   189,014  48,054   48,054   301,625    128,364   128,364  301,625     294,478    294,478    341,595

  20          0   241,235  17,507   17,507   301,625    138,985   138,985  301,625     472,509    472,509    505,585

  25          0   307,884     (*)      (*)       (*)    141,234   141,234  301,625     760,267    760,267    798,281

  30          0   392,947     (*)      (*)       (*)    124,862   124,862  301,625   1,217,535  1,217,535  1,278,412

  35          0   501,511     (*)      (*)       (*)     59,677    59,677  301,625   1,935,318  1,935,318  2,032,083

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $20,000 ANNUAL PREMIUM: $301,625 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                              0.00% HYPOTHETICAL          6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                            -----------------------     -----------------------      -----------------------

              ANNUAL                 CASH       NET              CASH       NET                  CASH       NET
             PREMIUMS       CASH     SURR      DEATH    CASH     SURR      DEATH     CASH        SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE       VALUE    BENEFIT

    1    20,000    21,000  16,081   11,474    301,625  17,117   12,510    301,625    18,155     13,548   301,625

    2    20,000    43,050  31,805   27,198    301,625  34,883   30,275    301,625    38,086     33,479   301,625

    3    20,000    66,203  47,188   42,581    301,625  53,347   48,740    301,625    60,015     55,408   301,625

    4    20,000    90,513  62,237   57,860    301,625  72,558   68,181    301,625    84,184     79,807   301,625

    5    20,000   116,038  76,955   72,808    301,625  92,570   88,423    301,625   110,875    106,728   301,625

    6         0   121,840  72,607   68,691    301,625  93,579   89,663    301,625   119,426    115,509   301,625

    7         0   127,932  67,951   64,265    301,625  94,347   90,661    301,625   128,709    125,023   301,625

    8         0   134,329  62,922   59,466    301,625  94,816   91,360    301,625   138,800    135,345   301,625

    9         0   141,045  57,453   55,149    301,625  94,923   92,619    301,625   149,795    147,491   301,625

  10          0   148,097  51,472   51,472    301,625  94,602   94,602    301,625   161,814    161,814   301,625


  15          0   189,014  10,890   10,890    301,625  83,750   83,750    301,625   243,970    243,970   301,625

  20          0   241,235     (*)      (*)        (*)  42,243   42,243    301,625   385,307    385,307   412,279

  25          0   307,884     (*)      (*)        (*)     (*)      (*)        (*)   612,829    612,829   643,471

  30          0   392,947     (*)      (*)        (*)     (*)      (*)        (*)   963,397    963,397 1,011,567

  35          0   501,511     (*)      (*)        (*)     (*)      (*)        (*) 1,486,642  1,486,642 1,560,974

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $20,000 ANNUAL PREMIUM: $271,462 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                 CURRENT VALUES


                               0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                            -----------------------        -----------------------           -----------------------

              ANNUAL                  CASH       NET                 CASH        NET                   CASH       NET
             PREMIUMS        CASH     SURR      DEATH      CASH      SURR       DEATH      CASH        SURR      DEATH
 YEAR     PAID     AT 5%     VALUE    VALUE    BENEFIT     VALUE     VALUE     BENEFIT     VALUE       VALUE    BENEFIT

   1     20,000    21,000    17,271   13,125   288,733     18,342     14,195    289,804     19,413     15,266     290,875

   2     20,000    43,050    34,168   30,021   305,630     37,371     33,224    308,833     40,702     36,555     312,164

   3     20,000    66,203    50,702   46,556   322,164     57,123     52,977    328,585     64,064     59,918     335,526

   4     20,000    90,513    66,864   62,925   338,326     77,613     73,674    349,075     89,694     85,755     361,156

   5     20,000   116,038    82,622   78,890   354,084     98,834     95,102    370,296    117,783    114,051     389,245

   6     20,000   142,840    97,989   94,465   369,451    120,824    117,299    392,286    148,588    145,063     420,050

   7     20,000   170,982   112,959  109,641   384,421    143,600    140,283    415,062    182,370    179,052     453,832

   8     20,000   200,531   127,503  124,393   398,965    167,163    164,053    438,625    219,397    216,287     490,859

   9     20,000   231,558   141,620  139,547   413,082    191,536    189,463    462,998    259,988    257,915     531,450

  10     20,000   264,136   155,325  155,325   426,787    216,763    216,763    488,225    304,517    304,517     575,979


  15     20,000   453,150   218,239  218,239   489,701    357,592    357,592    629,054    602,578    602,578     874,040

  20     20,000   694,385   265,419  265,419   536,881    518,819    518,819    790,281  1,072,248  1,072,248   1,343,710

  25     20,000 1,002,269   291,795  291,795   563,257    697,917    697,917    969,379  1,812,137  1,812,137   2,083,599

  30     20,000 1,395,216   290,557  290,557   562,019    889,293    889,293  1,160,756  2,979,455  2,979,455   3,250,917

  35     20,000 1,896,726   249,775  249,775   521,237  1,079,693  1,079,693  1,351,155  4,822,266  4,822,266   5,093,728

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $20,000 ANNUAL PREMIUM: $271,462 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                GUARANTEED VALUES

                                0.00% HYPOTHETICAL            6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                              -----------------------      -----------------------         -----------------------

              ANNUAL                   CASH       NET                 CASH      NET                   CASH       NET
             PREMIUMS         CASH     SURR      DEATH      CASH      SURR     DEATH      CASH        SURR      DEATH
 YEAR     PAID     AT 5%      VALUE    VALUE    BENEFIT     VALUE     VALUE   BENEFIT     VALUE       VALUE    BENEFIT

    1    20,000     21,000    16,184   12,038    287,646   17,220    13,073   288,682     18,257     14,110     289,719

    2    20,000     43,050    31,877   27,730    303,339   34,940    30,794   306,402     38,128     33,982     309,590

    3    20,000     66,203    47,072   42,926    318,534   53,168    49,022   324,630     59,765     55,618     331,227

    4    20,000     90,513    61,751   57,812    333,213   71,898    67,958   343,360     83,317     79,378     354,779

    5    20,000    116,038    75,889   72,157    347,351   91,116    87,384   362,578    108,945    105,213     380,407

    6    20,000    142,840    89,459   85,934    360,921  110,807   107,282   382,269    136,821    133,297     408,283

    7    20,000    170,982   102,431   99,114    373,893  130,950   127,633   402,413    167,134    163,817     438,596

    8    20,000    200,531   114,758  111,648    386,220  151,507   148,397   422,969    200,069    196,959     471,531

    9    20,000    231,558   126,392  124,318    397,854  172,434   170,361   443,896    235,832    233,759     507,294

  10     20,000    264,136   137,288  137,288    408,750  193,690   193,690   465,152    274,652    274,652     546,114


  15     20,000    453,150   179,287  179,287    450,749  303,404   303,404   574,866    524,459    524,459     795,921

  20     20,000    694,385   193,401  193,401    464,863  410,516   410,516   681,978    897,812    897,812   1,169,274

  25     20,000  1,002,269   165,230  165,230    436,692  495,149   495,149   766,611  1,449,402  1,449,402   1,720,864

  30     20,000  1,395,216    76,531   76,531    347,993  527,482   527,482   798,944  2,262,330  2,262,330   2,533,792

  35     20,000  1,896,726       (*)      (*)        (*)  454,371   454,371   725,833  3,451,917  3,451,917   3,723,379

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $20,000 ANNUAL PREMIUM: $205,135 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES


                               0.00% HYPOTHETICAL          6.00% HYPOTHETICAL              12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN

              ANNUAL                 CASH       NET                CASH      NET                   CASH       NET
             PREMIUMS       CASH     SURR      DEATH     CASH      SURR     DEATH      CASH        SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE    BENEFIT    VALUE     VALUE   BENEFIT     VALUE       VALUE    BENEFIT

    1    20,000     21,000  16,618   11,732   205,135    17,673    12,786   205,135     18,728     13,842     205,135

    2    20,000     43,050  32,941   28,054   205,135    36,092    31,206   205,135     39,372     34,485     205,135

    3    20,000     66,203  48,992   44,105   205,135    55,327    50,441   205,135     62,184     57,297     205,135

    4    20,000     90,513  64,779   60,137   205,135    75,440    70,798   205,135     87,442     82,800     205,135

    5    20,000    116,038  80,339   75,941   205,135    96,529    92,131   205,135    115,498    111,100     205,135

    6         0    121,840  76,906   72,753   205,135    98,778    94,625   205,135    125,708    121,555     205,135

    7         0    127,932  73,232   69,323   205,135   100,961    97,052   205,135    136,997    133,088     205,135

    8         0    134,329  69,291   65,627   205,135   103,072    99,407   205,135    149,534    145,869     205,135

    9         0    141,045  65,045   62,602   205,135   105,098   102,654   205,135    163,519    161,076     205,135

  10          0    148,097  60,430   60,430   205,135   107,010   107,010   205,135    179,187    179,187     205,135


  15          0    189,014  29,550   29,550   205,135   114,133   114,133   205,135    287,698    287,698     302,083

  20          0    241,235     (*)      (*)       (*)   113,840   113,840   205,135    460,496    460,496     483,521

  25          0    307,884     (*)      (*)       (*)    94,478    94,478   205,135    731,738    731,738     768,325

  30          0    392,947     (*)      (*)       (*)    15,855    15,855   205,135  1,166,147  1,166,147   1,177,808

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $20,000 ANNUAL PREMIUM: $205,135 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES


                               0.00% HYPOTHETICAL         6.00% HYPOTHETICAL           12.00% HYPOTHETICAL
                            GROSS INVESTMENT RETURN     GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

              ANNUAL                 CASH       NET               CASH      NET               CASH       NET
             PREMIUMS       CASH     SURR      DEATH    CASH      SURR     DEATH    CASH      SURR      DEATH
 YEAR     PAID     AT 5%    VALUE    VALUE    BENEFIT   VALUE     VALUE   BENEFIT   VALUE     VALUE    BENEFIT

    1    20,000     21,000  14,205    9,319   205,135   15,188   10,302   205,135   16,174    11,288     205,135

    2    20,000     43,050  28,074   23,187   205,135   30,954   26,067   205,135   33,958    29,072     205,135

    3    20,000     66,203  41,640   36,754   205,135   47,385   42,499   205,135   53,624    48,737     205,135

    4    20,000     90,513  54,939   50,297   205,135   64,586   59,944   205,135   75,496    70,854     205,135

    5    20,000    116,038  67,999   63,601   205,135   82,675   78,277   205,135   99,971    95,573     205,135

    6         0    121,840  61,657   57,503   205,135   81,451   77,297   205,135  106,042   101,889     205,135

    7         0    127,932  54,577   50,668   205,135   79,596   75,686   205,135  112,561   108,652     205,135

    8         0    134,329  46,582   42,917   205,135   76,953   73,288   205,135  119,588   115,924     205,135

    9         0    141,045  37,460   35,016   205,135   73,337   70,894   205,135  127,215   124,772     205,135

  10          0    148,097  26,972   26,972   205,135   68,532   68,532   205,135  135,581   135,581     205,135


  15          0    189,014     (*)      (*)       (*)   15,446   15,446   205,135  198,356   198,356     208,274

  20          0    241,235     (*)      (*)       (*)      (*)      (*)       (*)  311,439   311,439     327,011

  25          0    307,884     (*)      (*)       (*)      (*)      (*)       (*)  480,207   480,207     504,217

  30          0    392,947     (*)      (*)       (*)      (*)      (*)       (*)  746,244   746,244     753,706

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $20,000 ANNUAL PREMIUM: $194,739 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                 CURRENT VALUES


                               0.00% HYPOTHETICAL            6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                             GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                             -----------------------      -----------------------        -----------------------

              ANNUAL                  CASH       NET                 CASH      NET                   CASH       NET
             PREMIUMS        CASH     SURR      DEATH      CASH      SURR     DEATH      CASH        SURR      DEATH
 YEAR     PAID     AT 5%     VALUE    VALUE    BENEFIT     VALUE     VALUE   BENEFIT     VALUE       VALUE    BENEFIT

   1     20,000    21,000    16,547   11,908    211,285   17,594    12,955   212,332     18,642     14,003    213,381

   2     20,000    43,050    32,613   27,974    227,351   35,722    31,083   230,460     38,957     34,318    233,695

   3     20,000    66,203    48,191   43,552    242,929   54,391    49,752   249,129     61,097     56,458    255,836

   4     20,000    90,513    63,246   58,839    257,984   73,579    69,172   268,318     85,205     80,798    279,943

   5     20,000   116,038    77,770   73,595    272,509   93,294    89,119   288,032    111,462    107,287    306,201

   6     20,000   142,840    91,757   87,814    286,496  113,540   109,596   308,278    140,070    136,127    334,809

   7     20,000   170,982   105,157  101,446    299,895  134,280   130,569   329,019    171,208    167,497    365,947

   8     20,000   200,531   117,963  114,484    312,701  155,519   152,040   350,258    205,115    201,636    399,853

   9     20,000   231,558   130,153  127,834    324,892  177,246   174,926   371,984    242,039    239,720    436,778

  10     20,000   264,136   141,679  141,679    336,418  199,420   199,420   394,159    282,225    282,225    476,963


  15     20,000   453,150   190,197  190,197    384,936  318,421   318,421   513,160    545,952    545,952    740,690

  20     20,000   694,385   216,571  216,571    411,309  444,024   444,024   638,763    949,833    949,833  1,144,572

  25     20,000 1,002,269   212,426  212,426    407,165  566,208   566,208   760,946  1,568,052  1,568,052  1,762,790

  30     20,000 1,395,216   167,420  167,420    362,158  669,255   669,255   863,994  2,516,798  2,516,798  2,711,536

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND AN ADMINISTRATIVE EXPENSE CHARGE OF $5 PER MONTH.
(3)    NET INVESTMENT  RETURNS ARE CALCULATED AS THE HYPOTHETICAL  GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $20,000 ANNUAL PREMIUM: $194,739 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                GUARANTEED VALUES


                                0.00% HYPOTHETICAL            6.00% HYPOTHETICAL            12.00% HYPOTHETICAL
                              GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                              -----------------------      -----------------------        -----------------------

              ANNUAL                   CASH       NET                 CASH      NET                   CASH       NET
             PREMIUMS         CASH     SURR      DEATH      CASH      SURR     DEATH      CASH        SURR      DEATH
 YEAR     PAID     AT 5%      VALUE    VALUE    BENEFIT     VALUE     VALUE   BENEFIT     VALUE       VALUE    BENEFIT

    1    20,000     21,000    14,065    9,426    208,804   15,033    10,394   209,771     16,003     11,364    210,741

    2    20,000     43,050    27,434   22,795    222,172   30,225    25,586   224,964     33,136     28,497    227,875

    3    20,000     66,203    40,082   35,444    234,821   45,548    40,910   240,287     51,479     46,840    246,217

    4    20,000     90,513    51,978   47,571    246,716   60,962    56,555   255,700     71,106     66,699    265,844

    5    20,000    116,038    63,071   58,896    257,810   76,406    72,231   271,145     92,083     87,908    286,822

    6    20,000    142,840    73,294   69,351    268,032   91,798    87,855   286,537    114,461    110,518    309,200

    7    20,000    170,982    82,559   78,848    277,298  107,032   103,321   301,771    138,276    134,565    333,014

    8    20,000    200,531    90,758   87,279    285,497  121,972   118,493   316,710    163,539    160,060    358,278

    9    20,000    231,558    97,782   95,462    292,520  136,475   134,155   331,213    190,265    187,945    385,003

  10     20,000    264,136   103,541  103,541    298,279  150,410   150,410   345,149    218,487    218,487    413,225


  15     20,000    453,150   111,282  111,282    306,020  207,629   207,629   402,368    384,589    384,589    579,328

  20     20,000    694,385    73,398   73,398    268,136  226,517   226,517   421,255    595,047    595,047    789,786

  25     20,000  1,002,269       (*)      (*)        (*)  168,760   168,760   363,499    843,370    843,370  1,038,109

  30     20,000  1,395,216       (*)      (*)        (*)      (*)       (*)       (*)  1,119,536  1,119,536  1,314,275

(1)    ASSUMES NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)    GUARANTEED VALUES REFLECT  GUARANTEED COST OF INSURANCE  CHARGES AND AN ADMINISTRATIVE  EXPENSE CHARGE OF $7.50 PER
       MONTH.
(3)    NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS
       SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report


TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         450,365 shares (cost $3,528,940) ...................................................    $   3,711,009

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,251,568 shares (cost $13,536,259) ................................................       12,115,182

      American Century VP - American Century VP International (ACVPInt)
         962,266 shares (cost $6,644,002) ...................................................        6,581,900

      American Century VP - American Century VP Value (ACVPValue)
         247,477 shares (cost $1,686,843) ...................................................        1,715,016

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         288,951 shares (cost $6,988,377) ...................................................        7,215,109

      Dreyfus Stock Index Fund (DryStkIx)
         1,707,776 shares (cost $40,352,694) ................................................       43,975,229

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         15,469 shares (cost $435,161) ......................................................          431,598

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         57,884 shares (cost $1,280,956) ....................................................        1,202,834

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,871,655 shares (cost $56,323,170) ................................................       69,723,785

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,020,415 shares (cost $67,005,105) ................................................       74,957,386

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,852,037 shares (cost $23,041,039) ................................................       25,150,659

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         994,402 shares (cost $18,739,132) ..................................................       19,092,517

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,569,275 shares (cost $23,423,853) ................................................       28,262,651

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,444,442 shares (cost $24,113,457) ................................................       28,802,183

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         57,717 shares (cost $1,083,502) ....................................................        1,112,204

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         26,082 shares (cost $249,822) ......................................................          252,215

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,025,559 shares (cost $21,432,535) ................................................       21,752,099

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         792,837 shares (cost $9,071,723) ...................................................        9,022,484

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         41,137,522 shares (cost $41,137,522) ...............................................       41,137,522

                                                                     (Continued)

      Nationwide SAT - Small Company Fund (NSATSmCo)
         861,772 shares (cost $14,442,491) ..........................................      13,659,092

      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,556,451 shares (cost $61,467,891) ........................................      74,634,664

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         574,343 shares (cost $16,246,741) ..........................................      17,540,438

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         417,231 shares (cost $5,804,690) ...........................................       5,891,308

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,394,479 shares (cost $26,115,621) ........................................      28,726,274

      Oppenheimer VAF - Bond Fund (OppBdFd)
         740,592 shares (cost $8,732,177) ...........................................       8,820,455

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         774,702 shares (cost $13,493,381) ..........................................      16,555,373

      Oppenheimer VAF - Growth Fund (OppGro)
         19,076 shares (cost $615,472) ..............................................         618,841

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         726,507 shares (cost $10,917,824) ..........................................      12,357,889

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,170,744 shares (cost $20,723,927) ........................................      25,405,139

      Strong VIF - Strong Discovery Fund II (StDisc2)
         627,226 shares (cost $7,206,442) ...........................................       7,545,529

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         213,104 shares (cost $2,308,084) ...........................................       1,986,133

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         230,121 shares (cost $2,486,613) ...........................................       2,529,034

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         218,008 shares (cost $3,213,391) ...........................................       2,398,087

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         401,815 shares (cost $7,002,936) ...........................................       6,316,535

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         480,988 shares (cost $7,935,817) ...........................................       7,623,661

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         950,953 shares (cost $11,329,279) ..........................................       9,975,497

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         69,318 shares (cost $768,255) ..............................................         766,662

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         947,893 shares (cost $15,514,842) ..........................................      15,621,270
                                                                                        -------------
            Total investments .......................................................     655,185,463
   Accounts receivable ..............................................................       3,401,859
                                                                                        -------------
            Total assets ............................................................     658,587,322
ACCOUNTS PAYABLE ....................................................................               -
                                                                                        -------------
CONTRACT OWNERS' EQUITY (NOTE 8) ....................................................   $ 658,587,322
                                                                                        =============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                 1997             1996             1995
                                                            -------------     ------------     ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................................    $   9,547,366        6,387,808        4,182,333
   Mortality and expense charges (note 3)
         Single Premium contracts issued prior to
            April 16, 1990 .............................          (17,545)         (16,385)         (15,723)
         Single Premium contracts issued on or after
            April 16, 1990 .............................       (1,003,388)        (874,853)        (670,173)
         Multiple Payment and Flexible Premium contracts       (3,622,060)      (2,092,228)      (1,061,446)
                                                            -------------     ------------     ------------
      Net investment activity ..........................        4,904,373        3,404,342        2,434,991
                                                            -------------     ------------     ------------

   Proceeds from mutual fund shares sold ...............      443,749,426      275,979,207      163,574,836
   Cost of mutual funds sold ...........................     (409,583,997)    (266,008,543)    (154,208,870)
                                                            -------------     ------------     ------------
      Realized gain on investments .....................       34,165,429        9,970,664        9,365,966
   Change in unrealized gain on investments ............       31,280,650       12,175,328       17,134,325
                                                            -------------     ------------     ------------
      Net gain on investments ..........................       65,446,079       22,145,992       26,500,291
                                                            -------------     ------------     ------------
   Reinvested capital gains ............................       19,594,720       10,584,883        2,581,875
                                                            -------------     ------------     ------------
         Net increase in contract owners'
            equity resulting from operations ...........       89,945,172       36,135,217       31,517,157
                                                            -------------     ------------     ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....      218,381,791      174,104,282      106,694,208
   Surrenders ..........................................      (11,960,967)      (6,124,049)      (4,970,867)
   Death benefits (note 4) .............................         (664,672)        (730,700)        (143,265)
   Policy loans (net of repayments) (note 5) ...........       (9,898,715)      (6,468,023)      (2,529,830)
   Deductions for surrender charges (note 2d) ..........       (1,603,674)        (721,263)        (364,725)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) .....      (34,553,252)     (24,075,896)     (14,110,656)
   Deductions for asset charges (note 3) ...............         (227,535)         (20,037)              --
                                                            -------------     ------------     ------------
         Net increase in equity transactions ...........      159,472,976      135,964,314       84,574,865
                                                            -------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      249,418,148      172,099,531      116,092,022
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      409,169,174      237,069,643      120,977,621
                                                            -------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $ 658,587,322      409,169,174      237,069,643
                                                            =============     ============     ============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) (formerly
                  Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -        Beginning unit value - Jan. 1

         - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         - Asset charges (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each product in the accumulation phase.

     Contract owners' equity represented by:                                                       ANNUAL
                                                             UNITS      UNIT VALUE                 RETURN
                                                           ---------    ---------                 --------
Single Premium contracts issued prior to April 16, 1990:
   American Century VP - American Century
      VP Capital Appreciation ..........................      8,329    $23.049846    $  191,982     (4)%
   Dreyfus Stock Index Fund ............................      9,956     21.945853       218,493     32%
   Fidelity VIP - Equity-Income Portfolio ..............      6,812     37.884780       258,071     27%
   Fidelity VIP - Growth Portfolio .....................      5,177     42.050483       217,695     22%
   Fidelity VIP - High Income Portfolio ................      3,493     28.548032        99,718     17%
   Fidelity VIP - Overseas Portfolio ...................      5,108     21.717871       110,935     11%
   Fidelity VIP-II - Asset Manager Portfolio ...........      1,203     24.530415        29,510     20%
   Fidelity VIP-II - Contrafund Portfolio ..............      3,331     16.387248        54,586     23%
   Nationwide SAT -
      Capital Appreciation Fund ........................      2,373     24.356996        57,799     33%
   Nationwide SAT -
      Government Bond Fund .............................      2,159     21.554629        46,536      9%
   Nationwide SAT - Money Market Fund ..................      9,301     15.508767       144,247      4%
   Nationwide SAT - Small Company Fund .................        124     16.146794         2,002     16%
   Nationwide SAT - Total Return Fund ..................      2,904     34.253930        99,473     28%
   Neuberger &Berman AMT -
      Growth Portfolio .................................      5,113     31.739871       162,286     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ..................      5,557     17.375997        96,558      6%
   Neuberger & Berman AMT -
      Partners Portfolio ...............................      2,379     22.629887        53,837     30%
   Strong Opportunity Fund II, Inc. ....................        456     26.626359        12,142     24%
   Van Eck WIT - Worldwide Bond Fund ...................         22     14.891060           328      1%
   Van Eck WIT -
      Worldwide Hard Assets Fund .......................      5,526     14.622970        80,807     (3)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .............................      4,138     18.062622        74,743     20%
   Warburg Pincus Trust -
      International Equity Portfolio ...................      1,792     11.264405        20,186     (3)%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ...................        134     16.093971         2,157     15%

Single Premium contracts issued on or
after April 16, 1990:
   American Century VP -
      American Century VP Balanced .....................     38,245     16.350628       625,330     14%
   American Century VP - American Century
      VP Capital Appreciation ..........................    129,674     15.434921     2,001,508     (5)%

                                                                     (Continued)

American Century VP -
   American Century VP International ....      109,065    13.757328     1,500,443     17%
American Century VP -
   American Century VP Value ............       36,293    12.622928       458,124     24%
The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,923    21.605205       603,282     27%
Dreyfus Stock Index Fund ................      252,267    21.622115     5,454,546     31%
Dreyfus VIF -
   Capital Appreciation Portfolio .......        8,365    10.192453        85,260      2%(a)
Dreyfus VIF -
   Growth and Income Portfolio ..........       11,510    11.456116       131,860     15%
Fidelity VIP - Equity-Income Portfolio ..      525,933    30.880183    16,240,907     26%
Fidelity VIP - Growth Portfolio .........      325,852    28.978553     9,442,719     22%
Fidelity VIP - High Income Portfolio ....      160,493    29.267460     4,697,222     16%
Fidelity VIP - Overseas Portfolio .......      310,985    15.587449     4,847,463     10%
Fidelity VIP-II - Asset Manager Portfolio      293,986    23.873730     7,018,542     19%
Fidelity VIP-II - Contrafund Portfolio ..      257,262    16.244815     4,179,174     23%
Fidelity VIP-III -
   Growth Opportunities Portfolio .......       31,619    10.932562       345,677      9%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ......        5,443     9.810873        53,401     (2)%(a)
Nationwide SAT -
   Capital Appreciation Fund ............       71,279    23.875030     1,701,788     33%
Nationwide SAT -
   Government Bond Fund .................      255,535    17.806978     4,550,306      8%
Nationwide SAT - Money Market Fund ......    1,051,590    12.964662    13,633,509      4%
Nationwide SAT - Small Company Fund .....       79,580    16.023638     1,275,161     16%
Nationwide SAT - Total Return Fund ......      149,445    29.430261     4,398,205     28%
Neuberger &Berman AMT -
   Growth Portfolio .....................      135,697    22.311330     3,027,581     27%
Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      169,876    14.844266     2,521,685      5%
Neuberger &Berman AMT -
   Partners Portfolio ...................      233,445    22.361130     5,220,094     30%
Oppenheimer VAF - Bond Fund .............       89,920    17.910876     1,610,546      8%
Oppenheimer VAF -
   Global Securities Fund ...............      113,733    16.036486     1,823,878     21%
Oppenheimer VAF - Growth Fund ...........       10,788    10.428297       112,500      4%(a)
Oppenheimer VAF -
   Multiple Strategies Fund .............      152,543    21.638756     3,300,841     16%
Strong Opportunity Fund II, Inc. ........      132,285    26.101254     3,452,804     24%
Strong VIF - Strong Discovery Fund II ...       68,152    17.738866     1,208,939     10%
Strong VIF -
   Strong International Stock Fund II ...       40,251     9.511045       382,829    (15)%
Van Eck WIT - Worldwide Bond Fund .......       45,566    14.492332       660,358      1%
Van Eck WIT -
   Worldwide Emerging Markets Fund ......       35,382     8.793232       311,122    (13)%
Van Eck WIT -
   Worldwide Hard Assets Fund ...........      142,782    16.093994     2,297,933     (3)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................       98,406    17.905659     1,762,024     20%
   Warburg Pincus Trust -
      International Equity Portfolio .......      134,117    11.166430     1,497,608     (4)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       20,440    11.370593       232,415     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      175,452    15.954033     2,799,167     14%

Multiple Payment contracts and
Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced .........      162,980    16.822481     2,741,728     15%
   American Century VP - American Century
      VP Capital Appreciation ..............      655,176    14.709822     9,637,522     (4)%
   American Century VP -
      American Century VP International ....      333,719    13.994328     4,670,173     18%
   American Century VP -
      American Century VP Value ............       81,237    12.687534     1,030,697     25%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................      275,028    22.067304     6,069,126     27%
   Dreyfus Stock Index Fund ................    1,577,410    22.086039    34,838,739     32%
   Dreyfus VIF -
      Capital Appreciation Portfolio .......       33,449    10.216196       341,722      2%(a)
   Dreyfus VIF -
      Growth and Income Portfolio ..........       74,022    11.514756       852,345     15%
   Fidelity VIP - Equity-Income Portfolio ..    1,533,661    32.007773    49,089,073     27%
   Fidelity VIP - Growth Portfolio .........    2,133,432    29.627929    63,209,172     22%
   Fidelity VIP - High Income Portfolio ....      660,090    27.535006    18,175,582     17%
   Fidelity VIP - Overseas Portfolio .......      801,447    16.959418    13,592,075     11%
   Fidelity VIP-II - Asset Manager Portfolio      930,767    21.747656    20,242,001     20%
   Fidelity VIP-II - Contrafund Portfolio ..    1,351,683    16.448700    22,233,428     23%
   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       55,769    10.958018       611,118     10%(a)
   Morgan Stanley -
      Emerging Markets Debt Portfolio ......       16,674     9.833749       163,968     (2)%(a)
   Nationwide SAT -
      Capital Appreciation Fund ............      755,171    24.563746    18,549,829     33%
   Nationwide SAT -
      Government Bond Fund .................      237,476    16.735906     3,974,376      9%
   Nationwide SAT - Money Market Fund ......    1,823,184    12.754301    23,253,438      4%
   Nationwide SAT - Small Company Fund .....      690,077    16.199871    11,179,158     16%
   Nationwide SAT - Total Return Fund ......    2,342,232    28.233403    66,129,180     28%
   Neuberger &Berman AMT -
      Growth Portfolio .....................      628,860    22.117203    13,908,624     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ......      178,356    14.349688     2,559,353      6%


                                                                     (Continued)

   Neuberger &Berman AMT -
      Partners Portfolio ................    928,663    22.746051    21,123,416     30%
   Oppenheimer VAF - Bond Fund ..........    381,236    17.086434     6,513,964      8%
   Oppenheimer VAF -
      Global Securities Fund ............    855,620    16.380762    14,015,708     21%
   Oppenheimer VAF - Growth Fund ........     40,779    10.452595       426,246      5%(a)
   Oppenheimer VAF -
      Multiple Strategies Fund ..........    387,094    21.450954     8,303,536     16%
   Strong Opportunity Fund II, Inc. .....    791,884    26.851737    21,263,461     24%
   Strong VIF - Strong Discovery Fund II     337,867    18.249145     6,165,784     11%
   Strong VIF -
      Strong International Stock Fund II     140,532     9.615755     1,351,321    (14)%
   Van Eck WIT - Worldwide Bond Fund ....    121,423    13.690999     1,662,402      2%
   Van Eck WIT -
      Worldwide Emerging Markets Fund ...    222,956     8.838307     1,970,554    (12)%
   Van Eck WIT -
      Worldwide Hard Assets Fund ........    212,577    17.834480     3,791,200     (2)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............    275,704    18.130321     4,998,602     21%
   Warburg Pincus Trust -
      International Equity Portfolio ....    651,598    11.306660     7,367,397     (3)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....     44,199    11.428806       505,142     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ....    712,489    16.154327    11,509,780     15%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced ......     27,206    12.659036       344,402     16%
   American Century VP - American Century
      VP Capital Appreciation ...........     32,542     8.821378       287,065     (3)%
   American Century VP -
      American Century VP International .     32,515    12.781185       415,580     19%
   American Century VP -
      American Century VP Value .........     17,691    12.791587       226,296     26%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................     37,804    14.359114       542,832     28%
   Dreyfus Stock Index Fund .............    228,273    15.236658     3,478,118     33%
   Dreyfus VIF -
      Capital Appreciation Portfolio ....        450    10.254291         4,614      3%(a)
   Dreyfus VIF -
      Growth and Income Portfolio .......     18,834    11.609215       218,648     16%
   Fidelity VIP - Equity-Income Portfolio    299,539    13.822981     4,140,522     28%
   Fidelity VIP - Growth Portfolio ......    162,254    12.898986     2,092,912     23%
   Fidelity VIP - High Income Portfolio .    171,832    12.743794     2,189,792     18%
   Fidelity VIP - Overseas Portfolio ....     45,600    11.900892       542,681     12%

Fidelity VIP-II - Asset Manager Portfolio..      73,280     13.298253          974,496      21%
Fidelity VIP-II - Contrafund Portfolio ....     167,595     13.965921        2,340,619      24%
Fidelity VIP-III -
   Growth Opportunities Portfolio .........      13,840     10.998857          152,224      10%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ........       3,497      9.870449           34,517      (1)%(a)
Nationwide SAT -
   Capital Appreciation Fund ..............      92,414     15.614947        1,443,040      34%
Nationwide SAT -
   Government Bond Fund ...................      38,575     11.711522          451,772      10%
Nationwide SAT - Money Market Fund ........     680,581     10.882768        7,406,605       5%
Nationwide SAT - Small Company Fund .......      99,062     12.350345        1,223,450      17%
Nationwide SAT - Total Return Fund ........     270,928     14.813042        4,013,268      29%
Neuberger & Berman AMT -
   Growth Portfolio .......................      35,081     12.732630          446,673      29%
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ........      63,831     11.183579          713,859       7%
Neuberger & Berman AMT -
   Partners Portfolio .....................     154,752     15.062681        2,330,980      31%
Oppenheimer VAF - Bond Fund ...............      60,188     11.629634          699,964       9%
Oppenheimer VAF -
   Global Securities Fund .................      53,741     13.263226          712,779      22%
Oppenheimer VAF - Growth Fund .............       7,635     10.491590           80,103       5%(a)
Oppenheimer VAF -
   Multiple Strategies Fund ...............      58,544     12.821215          750,605      17%
Strong Opportunity Fund II, Inc. ..........      50,153     13.507426          677,438      25%
Strong VIF - Strong Discovery Fund II .....      15,515     11.010302          170,825      11%
Strong VIF -
   Strong International Stock Fund II .....      28,984      8.695226          252,022     (14)%
Van Eck WIT - Worldwide Bond Fund .........      19,142     10.767851          206,118       2%
Van Eck WIT -
   Worldwide Emerging Markets Fund ........      13,242      8.910909          117,998     (12)%
Van Eck WIT -
   Worldwide Hard Assets Fund .............      14,793      9.887286          146,263      (2)%
Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ...................      47,746     16.610019          793,062      21%
Warburg Pincus Trust -
   International Equity Portfolio .........     112,574      9.710827        1,093,187      (2)%
Warburg Pincus Trust -
   Post Venture Capital Portfolio .........       2,527     11.522579           29,118      13%
Warburg Pincus Trust -
   Small Company Growth Portfolio .........     116,237     11.365509        1,321,093      16%
                                                =======     =========    -------------
                                                                         $ 658,587,322
                                                                         =============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                   ACVPCapAp         DryStkIx        FidVIPEI         FidVIPGr         FidVIPHI         FidVIPOv
                                 ------------     ------------     ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1    $  24.053649        16.663330        29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .485163          .958001         3.077613         1.268399         1.954453         1.709218
                                 ------------     ------------     ------------     ------------     ------------     ------------

Unrealized gain (loss)              (1.263148)        4.511423         5.277194         6.771006         2.351846          .559210
                                 ------------     ------------     ------------     ------------     ------------     ------------

Asset charges                        (.225818)        (.186901)        (.324655)        (.368048)        (.251580)        (.204640)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  23.049846        21.945853        37.884780        42.050483        28.548032        21.717871
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (4)%             32%              27%              22%              17%              11%
                                 ============     ============     ============     ============     ============     ============


1996

Beginning unit value - Jan. 1    $  25.381408               **        26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                        2.847171                          1.217030         2.174262         1.977825          .431349
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)              (3.934619)                         2.528645         2.256603         1.050520         1.872575
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.240311)                         (.265018)        (.311006)        (.220314)        (.176013)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  24.053649                         29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (5)%                              13%              14%              13%              12%
                                 ============     ============     ============     ============     ============     ============


1995

Beginning unit value - Jan. 1    $  19.544976               **        19.708533        22.566466        18.151674        16.131866
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .022491                          1.542607          .124738         1.314664          .123427
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)               6.032555                          5.341041         7.828480         2.410020         1.428229
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.218614)                         (.218210)        (.260417)        (.191076)        (.157350)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  25.381408                         26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             30%                               34%              34%              19%               9%
                                 ============     ============     ============     ============     ============     ============


                                      FidVIPAM         FidVIPCon       NSATCapAp         NSATGvtBd
                                    ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1          20.525705        13.326381        18.283070        19.842234
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           2.507226          .410019          .742935         1.267003
                                    ------------     ------------     ------------     ------------

Unrealized gain (loss)                  1.712461         2.792665         5.535524          .639911
                                    ------------     ------------     ------------     ------------

Asset charges                           (.214977)        (.141817)        (.204533)        (.194519)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            24.530415        16.387248        24.356996        21.554629
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                20%              23%              33%               9%
                                    ============     ============     ============     ============


1996

Beginning unit value - Jan. 1          18.081878               **               **        19.357639
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           1.189904                                           1.200383
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  1.435663                                           (.533024)
                                    ------------     ------------     ------------     ------------


Asset charges                           (.181740)                                          (.182764)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            20.525705                                          19.842234
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                14%                                                 3%
                                    ============     ============     ============     ============


1995

Beginning unit value - Jan. 1          15.607540               **               **        16.457035
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                            .327932                                           1.167149
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  2.304058                                           1.903991
                                    ------------     ------------     ------------     ------------


Asset charges                           (.157652)                                          (.170536)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            18.081878                                          19.357639
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                16%                                                18%
                                    ============     ============     ============     ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  NSATMyMkt         NSATSmCo        NSATTotRe        NBAMTGro      NBAMTLMat       NBAMTPart
                                 ------------     ------------    ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1    $  14.875178        13.890860       26.717684       24.838185       16.433880       17.406201
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .778864          .440845        1.558497        2.183777         .969363         .864780
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000         1.957974        6.272453        4.993139         .133106        4.551693
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.145275)        (.142885)       (.294704)       (.275230)       (.160352)       (.192787)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  15.508767        16.146794       34.253930       31.739871       17.375997       22.629887
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%              16%             28%             28%              6%             30%
                                 ============     ============    ============    ============    ============    ============




Beginning unit value - Jan. 1    $  14.287454               **       22.138653       22.976381       15.906671              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .727569                         1.479674        2.084651        1.338753
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.328301         .004126        (.659070)
                                 ------------     ------------    ------------    ------------    ------------    ------------

Asset charges                        (.139845)                        (.228944)       (.226973)       (.152474)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.875178                        26.717684       24.838185       16.433880
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%                              21%              8%              3%
                                 ============     ============    ============    ============    ============    ============


1995

Beginning unit value - Jan. 1    $  13.652006               **       17.312690       17.608267       14.475203              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .768745                         1.720678         .623265         .804090
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.293404        4.945641         .771696
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.133297)                        (.188119)       (.200792)       (.144318)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.287454                        22.138653       22.976381       15.906671
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           5%                              28%             30%             10%
                                 ============     ============    ============    ============    ============    ============



                                    StOpp2         VEWrldBd       VEWrldHAs         MSRESec
                                 ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1       21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                        2.183305         .475835         .655044        2.041009
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.245388        (.129445)       (.902356)       1.163065
                                 ------------    ------------    ------------    ------------


Asset charges                        (.228750)       (.137985)       (.144265)       (.152960)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         26.626359       14.891060       14.622970       18.062622
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          24%              1%             (3)%            20%
                                 ============    ============    ============    ============


                                                                                         1996

Beginning unit value - Jan. 1       18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .861320         .394300         .272272         .288822
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               2.443023        (.034088)       2.040791        4.051625
                                 ------------    ------------    ------------    ------------

Asset charges                        (.187014)       (.136142)       (.137772)       (.113219)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          17%              2%             17%             39%
                                 ============    ============    ============    ============


1995

Beginning unit value - Jan. 1       14.690448       12.443161       11.677805       10.000000
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .761035        1.008475         .115292         .092106
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.013032        1.138120        1.160549         .740132
                                 ------------    ------------    ------------    ------------


Asset charges                        (.155428)       (.131171)       (.114390)       (.047958)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          25%             16%             10%              8%(b)
                                 ============    ============    ============    ============



* An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    WPIntEq         WPSmCoGr
                                 ------------     ------------
1997***

Beginning unit value - Jan. 1    $  11.634515        14.048996
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .721426          .000000
                                 ------------     ------------


Unrealized gain (loss)               (.974429)        2.183432
                                 ------------     ------------


Asset charges                        (.117107)        (.138457)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.264405        16.093971
                                 ------------     ------------


Percentage increase (decrease)
   in unit value*                          (3)%             15%
                                 ============     ============




1996

Beginning unit value - Jan. 1    $  10.679811               **
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .226874
                                 ------------     ------------


Unrealized gain (loss)                .835595
                                 ------------     ------------


Asset charges                        (.107765)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.634515
                                 ------------     ------------


Percentage increase (decrease)
in unit value*                              9%
                                 ============     ============



1995

Beginning unit value - Jan. 1              **               **
                                 ------------     ------------


Reinvested capital gains
and dividends
                                 ------------     ------------


Unrealized gain (loss)
                                 ------------     ------------


Asset charges
                                 ------------     ------------


Ending unit value - Dec. 31
                                 ------------     ------------


Percentage increase (decrease)
in unit value*
                                 ============     ============



* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP         ACVPINT         ACVPVALUE         DRYSRGRO
                                            ----------       ---------        ----------       ----------       ----------
1997
Beginning unit value - Jan. 1               $14.303509        16.163625        11.748051        10.142583        17.041821
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .804637          .325754          .402865          .154473          .696492
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.443113         (.847176)        1.778602         2.474066         4.123199
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                 (.200631)        (.207282)        (.172190)        (.148194)        (.256307)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $16.350628        15.434921        13.757328        12.622928        21.605205
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  14%             (5)%              17%              24%              27%
                                            ==========       ==========       ==========       ==========       ==========

1996
Beginning unit value - Jan. 1               $12.914886        17.116040        10.403803               **        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .609960         1.918348          .247063               --          .735836
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                         .954721        (2.649394)        1.239275               --         2.266937
                                            ----------       ---------        ----------       ----------       ----------
Asset charges                                 (.176058)        (.221369)        (.142090)              --         (.203172)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $14.303509        16.163625         11.748051              --         17.041821
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  11%             (6)%              13%               --              20%
                                            ==========       ==========       ==========       ==========       ==========

1995
Beginning unit value - Jan. 1               $10.801955        13.226279         9.392654               **        10.722275
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .305779          .015219          .000000               --          .392053
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.961461         4.076606         1.136602               --         3.289798
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                (.154309)         (.202064)        (.125453)              --         (.161906)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                $12.914886         17.116040        10.403803               --        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                 20%               29%              11%               --              33%
                                            ==========       ==========       ==========       ==========       ==========





                                              DRYSTKIX         DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            ----------       ----------      ----------       ----------       ----------
1997
Beginning unit value - Jan. 1                16.474993        10.000000        9.986945        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .944651          .084439         .949964         2.516481          .876852
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        4.454866          .168744         .659324         4.306453         4.674425
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.252395)        (.060730)       (.140117)        (.362729)        (.347656)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  21.622115        10.192453       11.456116        30.880183        28.978553
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  31%             2%(b)            15%              26%              22%
                                            ==========       ==========      ==========       ==========       ==========

1996
Beginning unit value - Jan. 1                13.621789               **              **        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .587431               --              --          .998669         1.508424
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        2.459672               --              --         2.069513         1.561724
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.193899)              --              --         (.297162)        (.294823)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  16.474993               --              --        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  21%               --              --              13%              13%
                                            ==========       ==========      ==========       ==========       ==========

1995
Beginning unit value - Jan. 1                10.088849               **              **        16.234159        15.715602
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .361339               --              --         1.269479          .086841
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        3.326196               --              --         4.390826         5.444880
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.154595)              --              --         (.245506)        (.247716)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  13.621789               --              --        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  35%             --                --              33%              34%
                                            ==========       ==========      ==========       ==========       ==========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON        FIDVIPGROP
                                             --------          --------         --------        ---------        ----------
1997

Beginning unit value - Jan. 1               $25.198564        14.155666        20.046209        13.256842        10.000000
                                            ----------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 2.010016         1.230611         2.447787          .407735          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.412412          .402500         1.666528         2.772953          .995976
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.353532)        (.201328)        (.286794)        (.192715)        (.063414)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.267460        15.587449        23.873730        16.244815        10.932562
                                            ----------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                  16%              10%              19%              23%             9%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $22.388295        12.667544        17.721708        11.071965               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 2.041281          .311669         1.165823          .104326               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.079684         1.350232         1.401973         2.236026               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.310696)        (.173779)        (.243295)        (.155475)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $25.198564        14.155666        20.046209        13.256842               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              13%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $18.805616        11.700527        15.350115        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.361583          .089493          .322418          .142783               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.491513         1.033414         2.260958          .998389               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270417)        (.155890)        (.211783)        (.069207)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $22.388295        12.667544        17.721708        11.071965               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  19%               8%              15%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT        NSATSMCO
                                             -------         ---------        ---------        ---------        --------
1997

Beginning unit value - Jan. 1               10.000000        17.984058        16.449774        12.479104        13.833221
                                            ---------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 .380433          .728536         1.048107          .652320          .437491
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.509130)        5.437239          .529384          .000000         1.947285
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.060430)        (.274803)        (.220287)        (.166762)        (.194359)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.810873        23.875030        17.806978        12.964662        16.023638
                                            ---------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               8%               4%              16%
                                             ========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1                      **        14.444672        16.104612        12.028786        11.410311
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .749268          .996469          .611421          .133295
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.998693         (.443598)         .000000         2.456523
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.208575)        (.207709)        (.161103)        (.166908)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        17.984058        16.449774         12.479104       13.833221
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               2%                4%             21%
                                             ========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1                      **        11.312336        13.739287         11.534440       10.000000
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .642275          .972265           .648458         .017459
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.653961         1.587542           .000000        1.418328
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.163900)        (.194482)         (.154112)       (.025476)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.444672        16.104612         12.028786       11.410311
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              17%                4%           14%(b)
                                             ========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.339626         1.539595          .830565          .857026         1.104155
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.402014         3.515921          .112862         4.505516          .420527
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.347062)        (.265198)        (.187786)        (.261124)        (.222124)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.430261        22.311330        14.844266        22.361130        17.910876
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              27%               5%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.276326          1.474851        1.151075          .549661         1.030165
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.875006          .000818         (.567983)        3.411340         (.269155)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270588)        (.219491)        (.179189)        (.197162)        (.209417)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               8%               3%              28%               3%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $15.031721        12.508337        12.496729        10.018146        13.903136
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.489410          .442496          .693794          .081860          .956955
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.856936         3.508824          .664378         3.550382         1.391543
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.223128)        (.194823)        (.170179)        (.154515)        (.194909)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  27%              30%              10%              35%              15%
                                            ==========        =========        =========        =========        =========



                                            OPPGISEC           OPPGRO          OPPMULT          STOPP2           STDISC2
                                            --------           ------          -------          ------           -------
1997
Beginning unit value - Jan. 1               13.270426        10.000000        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .168504          .000000         1.441360         2.145928          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.793865          .491636         1.760353         3.185243         1.826618
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.196309)        (.063339)        (.264033)        (.307371)        (.221295)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.036486        10.428297        21.638756        26.101254        17.738866
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             4%(b)             16%              24%              10%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.413379               **        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.247087          .849403         3.300617
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.016448               --         1.276232         2.405871        (3.177170)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.159401)              --         (.227169)        (.252187)        (.204800)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.270426               --        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 16%               --              14%              17%             (1)%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.309050               **        13.693997        14.552799        12.144445
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .297396               --         1.103154          .753037          .211667
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045694)              --         1.805769         2.978850         4.042004
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.147373)              --         (.197994)        (.210319)        (.183220)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.413379               --        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              24%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997

Beginning unit value - Jan. 1               $11.141803        14.339608        10.077849        16.582948        14.933196
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .468352          .464588          .040302          .723268         2.023697
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                       (1.953789)        (.127783)       (1.180028)        (.994564)        1.156620
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.145321)        (.184081)        (.144891)        (.217658)        (.207854)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $ 9.511045        14.492332         8.793232        16.093994        17.905659
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                (15)%               1%            (13)%             (3)%              20%
                                            ==========        =========        =========        =========       ==========

1996
Beginning unit value - Jan. 1               $10.226632        14.170551               **        14.230388        10.765797
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .050938          .385883               --          .301335          .287384
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                        1.007488         (.034573)              --         2.259820         4.034391
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.143255)        (.182253)              --         (.208595)       (.154376)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $11.141803        14.339608               --        16.582948       14.933196
                                            ----------        ---------        ---------        ---------       ----------

Percentage increase (decrease)
in unit value*(a)                                   9%               1%               --              17%             39%
                                            ==========        =========        =========        =========       ==========

1995
Beginning unit value - Jan. 1               $10.000000        12.237880               **        12.988341       10.000000
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .041085          .990055               --          .127947         .091962
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                         .209467         1.118852               --         1.287916         .739397
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.023920)        (.176236)              --         (.173816)       (.065562)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $10.226632        14.170551               --        14.230388       10.765797
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)            16%                --              10%            8%(b)
                                            ==========        =========        =========        =========       ==========




                                              WPINTEQ         WPPVENCAP         WPSMCOGR
                                              -------         ---------         --------
1997

Beginning unit value - Jan. 1                11.573771        10.163791        13.975650
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .715241          .001645          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                        (.963430)        1.343613         2.166520
                                             ---------        ---------        ---------
Asset charges                                 (.159152)        (.138456)        (.188137)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.166430        11.370593        15.954033
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 (4)%              12%              14%
                                             =========        =========        =========

1996
Beginning unit value - Jan. 1                10.661502               **        12.430586
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .225731               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .833478               --         1.720228
                                             ---------        ---------        ---------
Asset charges                                 (.146940)              --         (.175164)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.573771               --        13.975650
                                             ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                   9%               --              12%
                                             =========        =========        =========

1995
Beginning unit value - Jan. 1                10.000000               **        10.000000
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .077347               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .650501               --         2.501606
                                             ---------        ---------        ---------
Asset charges                                 (.066346)              --         (.071020)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  10.661502               --        12.430586
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 7%(b)              --            24%(b)
                                             =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP          ACVPINT        ACVPVALUE         DRYSRGRO
                                              -------         ---------          -------        ---------         --------
1997
Beginning unit value - Jan. 1               $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .824605          .309262          .408237          .154643          .711304
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.481680         (.805571)        1.802759         2.480646         4.197125
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.126724)        (.121261)        (.107526)        (.091442)        (.160714)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $16.822481        14.709822        13.994328        12.687534        22.067304
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  15%             (4)%              18%              25%              27%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $13.155049        16.149061        10.477472        10.000000        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .622373         1.812196          .249286          .000000          .747630
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .976138         2.505020         1.252389          .145457         2.296912
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.110640)        (.128845)        (.088289)        (.001770)        (.126762)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  11%             (5)%              13%             1%(b)             20%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.948128        12.417011         9.412116               **        10.788547
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .310910          .014289          .000000               --          .396430
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.992508         3.834812         1.142911               --         3.317353
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.096497)        (.117051)        (.077555)              --         (.100521)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $13.155049         16.149061       10.477472               --        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%              30%              11%               --              33%
                                            ==========        =========        =========        =========        =========




                                            DRYSTKIX          DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------          --------        --------         --------         --------
1997
Beginning unit value - Jan. 1               16.744674        10.000000        9.988034        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .963779          .084621         .953991         2.596690          .892486
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       4.535869          .168989         .659188         4.456322         4.767095
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.158283)        (.037414)       (.086457)        (.230809)        (.218212)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 22.086039        10.216196       11.514756        32.007773        29.627929
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 32%             2%(b)            15%              27%              22%
                                            =========        =========       =========        =========        =========

1996
Beginning unit value - Jan. 1               13.775382               **              **        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .596225               --              --         1.025291         1.527554
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       2.494042               --              --         2.132663         1.587071
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.120975)              --              --         (.188129)        (.184124)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 16.744674               --              --        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 22%               --              --              13%              14%
                                            =========        =========       =========        =========        =========

1995
Beginning unit value - Jan. 1               10.151919               **              **        16.576413        15.828463
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .364933               --              --         1.297971          .087506
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.354508               --              --         4.496038         5.494030
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.095978)              --              --         (.154677)        (.153940)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 13.775382               --              --        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 36%               --              --              34%              34%
                                            =========        =========       =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON       FIDVIPGROP
                                             --------          --------         --------        ---------       ----------
1997

Beginning unit value - Jan. 1               $23.588786        15.324813        18.169993        13.356323        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.882562         1.332926         2.219812          .411003          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.267847          .436152         1.518239         2.801162          .997084
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204189)        (.134473)        (.160388)        (.119788)        (.039066)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $27.535006        16.959418        21.747656        16.448700        10.958018
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  17%              11%              20%              23%            10%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $20.852993        13.645033        15.982529        11.099135               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.902180          .335875         1.051899          .104631               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.012148         1.459385         1.270941         2.248711               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.178535)        (.115480)        (.135376)        (.096154)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.588786        15.324813        18.169993        13.356323               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              14%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $17.428943        12.540728        13.774855        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.262495          .095965          .289466          .143118               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.316172         1.111417         2.035460          .998657               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.154617)        (.103077)        (.117252)        (.042640)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $20.852993        13.645033        15.982529        11.099135               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               9%              16%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT         NSATSMCO
                                             -------         ---------        ---------        ---------         --------
1997

Beginning unit value - Jan. 1               10.000000        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .381254          .749108          .983193          .640005          .442290
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.510280)        5.577539          .496554          .000000         1.962570
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                (.037225)        (.173568)        (.127092)        (.100447)        (.120632)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.833749        24.563746        16.735906        12.754301        16.199871
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               9%               4%              16%
                                             ========        =========        =========       ==========        =========

1996
Beginning unit value - Jan. 1                      **        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .766553          .930103          .596995          .133983
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         3.061949         (.412550)         .000000         2.463983
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.131065)        (.119235)        (.096547)        (.103082)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               3%               4%              22%
                                             ========        =========        =========       ==========        =========

1995
Beginning unit value - Jan. 1                      **        11.465403        12.720514        11.176411        10.000000
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .653781          .903001          .629782          .017475
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.696528         1.472503          .000000         1.418968
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.102482)        (.111085)        (.091898)        (.015684)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              18%               5%            14%(b)
                                             ========        =========        =========       ==========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.284328         1.519798          .799524          .868124         1.051063
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.164704         3.476793          .110278         4.571636          .400626
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204402)        (.161393)        (.111432)        (.163069)        (.130076)
                                            ----------        ---------        ---------        ---------        ---------

Ending unit value - Dec. 31                 $28.233403        22.117203        14.349688         22.746051       17.086434
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              28%               6%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.217547         1.448641         1.102543          .554011          .975830
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.737018          .003774         (.542247)        3.446498         (.253799)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.158554)        (.132892)        (.105789)        (.122495)        (.122023)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  21%               8%               3%              29%               4%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $14.205723        12.214794        11.900389        10.038887        13.065574
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.413734          .432461          .661221          .082096          .902009
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.703396         3.432609          .635177         3.565899         1.310232
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.130091)        (.117382)        (.099976)        (.095536)        (.113002)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              31%              10%              35%              16%
                                            ==========        =========        =========        =========        =========




                                             OPPGISEC          OPPGRO          OPPMULT           STOPP2          STDISC2
                                             --------          ------          -------           ------          -------
1997
Beginning unit value - Jan. 1               13.487753        10.000000        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .171449          .000000         1.424675         2.199285          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.844659          .491618         1.740590         3.271150         1.874039
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.123099)        (.039023)        (.160674)        (.194117)        (.139755)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.380762        10.452595        21.450954        26.851737        18.249145
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             5%(b)             16%              24%              11%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.542134               **        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.226905          .866384         3.367146
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.045080               --         1.256649         2.458870       (.3.238459)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.099461)              --         (.137568)        (.158462)        (.128676)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.487753               --        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 17%               --              15%              17%               0%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.379737               **        13.372968        14.748256        12.307607
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .299595               --         1.079776          .764407          .215562
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045711)              --         1.766931         3.027469         4.106245
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.091487)              --         (.119298)        (.131505)        (.114564)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.542134               --        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              25%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997
Beginning unit value - Jan. 1               $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .471812          .436884          .040323          .797803         2.048475
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (1.974108)        (.118284)       (1.191572)       (1.099846)        1.165854
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.090179)        (.106758)        (.089392)        (.148067)        (.129203)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $ 9.615755        13.690999         8.838307        17.834480        18.130321
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (14)%               2%            (12)%             (2)%              21%
                                            ==========        =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.236021        13.253457        10.000000        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .051144          .361660          .000000          .331277          .289441
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.009533         (.030793)         .080699         2.482492         4.059026
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.088468)        (.105167)        (.001751)        (.141181)        (.095484)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                   9%               2%             1%(b)             17%              39%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.000000        11.388987               **        14.178501        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .041121          .923751               --          .140115          .092168
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .209625         1.041904               --         1.410450          .740443
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.014725)        (.101185)              --         (.117064)        (.040399)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.236021        13.253457               --        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)             16%               --              10%             8%(b)
                                            ==========        =========        =========        =========        =========



                                             WPINTEQ         WPPVENCAP         WPSMCOGR
                                             -------         ---------         --------
1997
Beginning unit value - Jan. 1               11.660648        10.164897        14.080553
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .724094          .001654          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                       (.979169)        1.347681         2.190720
                                            ---------        ---------        ---------
Asset charges                                (.098913)        (.085426)        (.116946)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.306660        11.428806        16.154327
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (3)%              12%              15%
                                            =========        =========        =========


1996
Beginning unit value - Jan. 1               10.687672               **        12.461074
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .227366               --          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .836487               --         1.727810
                                            ---------        ---------        ---------
Asset charges                                (.090877)              --         (.108331)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.660648               --        14.080553
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  9%               --              13%
                                            =========        =========        =========

1995
Beginning unit value - Jan. 1               10.000000               **        10.000000
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .077521               ==          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .651025               --         2.504833
                                            ---------        ---------        ---------
Asset charges                                (.040874)              --         (.043759)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 10.687672               --        12.461074
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                7%(b)              --            25%(b)
                                            =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                              ACVPBAL         ACVPCAPAP        ACVPINT         ACVPVALUE        DRYSRGRO
                                              -------         ---------        -------         ---------        --------
1997
Beginning unit value - Jan. 1               $10.931147        9.118427        10.773558        10.145455        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .616626         .184328          .370567          .154914          .462754
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.111263        (.481377)        1.637060         2.491218         2.716269
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000          .000000          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $12.659036        8.821378        12.781185        12.791587        14.359114
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  16%            (3)%              19%              26%              28%
                                            ==========       =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.000000       10.000000        10.000000               **        10.000000
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .122861         .000000          .224735               --          .482403
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .808286        (.881573)         .548823               --          .697688
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000               --          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.931147        9.118427        10.773558               --        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 9%(b)         (9)%(b)            8%(b)              --            12%(b)
                                            ==========       =========        =========        =========        =========




                                            DRYSTKIX         DRYCAPAP         DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------         --------         --------         --------         --------
1997
Beginning unit value - Jan. 1               11.459856        10.000000        9.989781        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .663632          .084913         .960475         1.113391          .385777
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.113170          .169378         .658959         1.919441         2.067042
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000          .000000         .000000          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 15.236658        10.254291       11.609215        13.822981        12.898986
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 33%             3%(b)            16%              28%              23%
                                            =========        =========       ---------        =========        =========


1996
Beginning unit value - Jan. 1               10.000000               **              **        10.000000        10.000000
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .358216               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       1.101640               --              --          .790149          .446167
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 11.459856               --              --        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                               15%(b)              --              --             8%(b)            4%(b)
                                            =========        =========       ---------        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                       FIDVIPHI             FIDVIPOV           FIDVIPAM          FIDVIPCON            FIDVIPGROP
                                     ------------         ------------        ------------      ------------        ------------
1997
  Beginning unit value - Jan. 1      $  10.830462            10.668178           11.022140         11.249999           10.000000
                                     ------------         ------------        ------------      ------------        ------------

  Reinvested capital gains
     and dividends ...........            .865053              .928652            1.347657           .346467             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....           1.048279              .304062             .928456          2.369455             .998857
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  12.743794            11.900892           13.298253         13.965921           10.998857
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 18%                  12%                 21%               24%                 10%(b)
                                     ============         ============        ============      ============        ============

1996

  Beginning unit value - Jan. 1      $  10.000000            10.000000           10.000000         10.000000                  **
                                     ------------         ------------        ------------      ------------        ------------
  Reinvested capital gains
     and dividends ...........            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....            .830462              .668178            1.022140          1.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  10.830462            10.668178           11.022140         11.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                  8%(b)                7%(b)              10%(b)            12%(b)              --
                                     ============         ============        ============      ============        ============


                                       MSEMMKT           NSATCAPAP            NSATGVTBD          NSATMYMKT             NSATSMCO
                                     ------------       ------------         ------------       ------------        ------------
1997
  Beginning unit value - Jan. 1         10.000000          11.610340            10.679205          10.339005           10.524418
                                     ------------       ------------         ------------       ------------        ------------

  Reinvested capital gains
     and dividends ...........            .382570            .475750              .685934            .543763             .337176
                                     ------------       ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....           (.512121)          3.528857              .346383            .000000            1.488751
                                     ------------       ------------         ------------       ------------        ------------
  Asset charges ..............            .000000            .000000              .000000            .000000             .000000
                                     ------------       ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31            9.870449          15.614947            11.711522          10.882768           12.350345
                                     ------------       ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 (1)%(b)            34%                  10%                 5%                 17%
                                     ============       ============         ============       ============        ============


1996

  Beginning unit value - Jan. 1                **         10.000000            10.000000          10.000000           10.000000
                                     ------------      ------------         ------------       ------------        ------------
  Reinvested capital gains
     and dividends ...........                 --           .445367              .489314            .339005             .095576
                                     ------------      ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....                 --          1.164973              .189891            .000000             .428842
                                     ------------      ------------         ------------       ------------        ------------
  Asset charges ..............                 --           .000000              .000000            .000000             .000000
                                     ------------      ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31                  --         11.610340            10.679205          10.339005           10.524418
                                     ------------      ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 --                16%(b)                7%(b)              3%(b)               5%(b)
                                     ============      ============         ============       ============        ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                     NSATTOTRE            NBAMTGRO         NBAMTLMAT             NBAMTPART            OPPBDFD
                                   ------------         ------------      ------------         ------------         ------------
1997
  Beginning unit value - Jan. 1    $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .673155              .869066           .618940              .571031              .712931
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....         2.695010             1.993730           .087392             3.015326              .272077
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  14.813042            12.732630         11.183579            15.062681            11.629634
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               29%                  29%                7%                  31%                   9%
                                   ============         ============      ============         ============         ============

1996
  Beginning unit value - Jan. 1    $  10.000000            10.000000         10.000000            10.000000            10.000000
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .580169              .000000           .000000              .000000              .479143
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....          .864708             (.130166)          .477247             1.476324              .165483
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               14%(b)          (1)%(b)                 5%(b)               15%(b)                6%(b)
                                   ============         ============      ============         ============         ============


                                     OPPGISEC              OPPGRO             OPPMULT              STOPP2           STDISC2
                                   ------------         ------------       ------------         ------------      ------------
1997
  Beginning unit value - Jan. 1       10.833847            10.000000          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .137952              .000000            .847553             1.099641           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....         2.291427              .491590           1.036084             1.640956          1.125745
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000              .000000            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         13.263226            10.491590          12.821215            13.507426         11.010302
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               22%                   5%(b)             17%                  25%               11%
                                   ============         ============       ============         ============      ============

1996

  Beginning unit value - Jan. 1       10.000000                   **          10.000000            10.000000         10.000000
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .000000                   --            .402281              .045100           .520758
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....          .833847                   --            .535297              .721729          (.636201)
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000                   --            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         10.833847                   --          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........                8%(b)               --                  9%(b)                8%(b)            (1)%(b)
                                   ============         ============       ============         ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                    STINTSTK2              VEWRLDBD             VEWRLDEMKT             VEWRLDHAS
                                   ------------          ------------          ------------          ------------
1997
  Beginning unit value - Jan. 1    $  10.054422             10.516764             10.080710             10.056004
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .424202               .341084               .040355               .439048
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....        (1.783398)             (.089997)            (1.210156)             (.607766)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000               .000000               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $   8.695226             10.767851              8.910909              9.887286
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........              (14)%                   2%                  (12)%                  (2)%
                                   ============          ============          ============          ============


1996
 Beginning unit value - Jan. 1    $  10.000000             10.000000                    **             10.000000
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .045738               .280847                    --               .181335
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....          .008684               .235917                    --              (.125331)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000                    --               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $  10.054422             10.516764                    --             10.056004
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........                1%(b)                 5%(b)                --                     1%(b)
                                   ============          ============          ============          ============


                                      MSRESEC          WPINTEQ           WPPVENCAP         WPSMCOGR
                                   ------------      ------------       ------------      ------------
1997
  Beginning unit value - Jan. 1       13.673840          9.935018          10.166668          9.827590
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............         1.875805           .621718            .001667           .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         1.060374          (.845909)          1.354244          1.537919
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000            .000000           .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         16.610019          9.710827          11.522579         11.365509
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               21%               (2)%               13%               16%
                                   ============      ============       ============      ============


1996

  Beginning unit value - Jan. 1       10.000000         10.000000                 **         10.000000
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............          .255666           .193639               --             .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         3.418174          (.258621)              --            (.172410)
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000               --             .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         13.673840          9.935018               --            9.827590
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               37%(b)            (1)%(b)                              (2)%(b)
                                   ============      ============       ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.


See note 7.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 8 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 108 pages.


Representations and Undertakings.

Accountants' Consent.

The Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1. Power of Attorney dated April 1, 1998.      Attached hereto.


2.   Resolution of the Depositor's Board       Included with the Registration
     of Directors authorizing the              Statement on Form N-8B-2 for the
     establishment of the Registrant,          Nationwide VLI Separate Account-2
     adopted                                   (File No. 811-5311), and hereby
                                               incorporated herein by reference.

3.   Distribution Contracts                    Included with the Registration
                                               Statement on Form N-8B-2 for the
                                               Nationwide VLI Separate Account-2
                                               (File No. 811-5311), and hereby
                                               incorporated herein by reference.

4.   Form of Security                          Included with Pre-Effective
                                               Amendment No. 1 and hereby
                                               incorporated herein by reference.

5.   Articles of Incorporation of Depositor    Included with the Registration
                                               Statement on Form N-8B-2 for the
                                               Nationwide VLI Separate Account-2
                                               (File No. 811-5311), and hereby
                                               incorporated herein by reference.

6.   Application form of Security              Included with Pre-Effective
                                               Amendment No. 1 and hereby
                                               incorporated herein by reference.

7.   Opinion of Counsel                        Included with Pre-Effective
                                               Amendment No. 1 and hereby
                                               incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) That the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                        INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                           KPMG Peat Marwick LLP




Columbus, Ohio
April 29, 1998

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.


                                 NATIONWIDE VLI SEPARATE ACCOUNT-2
                                 ---------------------------------
                                            (Registrant)
                                 NATIONWIDE LIFE INSURANCE COMPANY
                                 ---------------------------------
Attest:                                      (Sponsor)



W. SIDNEY DRUEN                  By:         JOSEPH P. RATH
-------------------------------     --------------------------------------------
W. Sidney Druen                              Joseph P. Rath
Assistant Secretary              Vice President-Product and Market Compliance



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated on the 29th day of April, 1998.


              SIGNATURE                 TITLE

LEWIS J. ALPHIN                         Director
--------------------------
Lewis J. Alphin


A. I. BELL                              Director
--------------------------              --------
A. I. Bell


KEITH W. ECKEL                          Director
--------------------------
Keith W. Eckel

WILLARD J. ENGEL                        Director
--------------------------
Willard J. Engel

FRED C. FINNEY                          Director
--------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.               Director
--------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                      President and Chief
--------------------------
Joseph J. Gasper                Operating Office and Director

DIMON R. McFERSON             Chairman and Chief Executive Officer
--------------------------
Dimon R. McFerson         Nationwide Insurance Enterprise and Director


DAVID O. MILLER                Chairman of the Board and Director
--------------------------
David O. Miller

YVONNE L. MONTGOMERY                    Director
--------------------------
Yvonne L. Montgomery


C. RAY NOECKER                          Director
--------------------------
C. Ray Noecker

ROBERT A. OAKLEY                Executive Vice President-
--------------------------
Robert A. Oakley                 Chief Financial Officer

JAMES F. PATTERSON                      Director           By/s/JOSEPH P. RATH
--------------------------                                 -------------------
James F. Patterson                                           Joseph P. Rath

ARDEN L. SHISLER                       Director             Attorney-in-Fact
--------------------------
Arden L. Shisler

ROBERT L. STEWART                       Director
--------------------------
Robert L. Stewart

NANCY C. THOMAS                         Director
--------------------------
Nancy C. Thomas

HAROLD W. WEIHL                         Director
--------------------------
Harold W. Weihl